PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 59.8%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc.*	800	$ 31,712
BAE Systems PLC (United Kingdom)	47,729	286,906
General Dynamics Corp.	8,410	1,256,959
Howmet Aerospace, Inc.	16,582	262,825
Huntington Ingalls Industries, Inc.(a)	6,800	1,186,532
Lockheed Martin Corp.	8,837	3,224,798
Moog, Inc. (Class A Stock)	1,752	92,821
Northrop Grumman Corp.	6,200	1,906,128
Raytheon Technologies Corp.	18,317	1,128,693
Vectrus, Inc.*	700	34,391
		9,411,765
Air Freight & Logistics 0.2%
Deutsche Post AG (Germany)*	20,030	738,358
Expeditors International of Washington, Inc.	9,500	722,380
Hub Group, Inc. (Class A Stock)*	1,800	86,148
Radiant Logistics, Inc.*	16,319	64,134
SBS Holdings, Inc. (Japan)	11,700	240,939
SF Holding Co. Ltd. (China) (Class A Stock)	7,200	56,009
		1,907,968
Airlines 0.0%
SkyWest, Inc.	1,500	48,930
Auto Components 0.3%
Adient PLC*	12,500	205,250
Balkrishna Industries Ltd. (India)	14,342	238,273
Cie Generale des Etablissements Michelin SCA (France)*	912	94,351
Dana, Inc.	1,302	15,871
Hyundai Mobis Co. Ltd. (South Korea)	3,564	571,019
LCI Industries	1,000	114,980
Magna International, Inc. (Canada)	10,600	472,065
S&T Motiv Co. Ltd. (South Korea)*	16,058	510,648
Tianneng Power International Ltd. (China)(a)	298,000	508,745
TPR Co. Ltd. (Japan)	9,400	116,955
		2,848,157
Automobiles 0.4%
Ferrari NV (Italy)	4,034	691,271
General Motors Co.	97,300	2,461,690

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Peugeot SA (France)*	1,897	$ 31,132
Toyota Motor Corp. (Japan)	2,654	166,414
		3,350,507
Banks 2.7%
Banco do Brasil SA (Brazil)	80,400	476,802
Bancorp, Inc. (The)*	19,290	189,042
Bank of America Corp.	51,270	1,217,662
Bank of Beijing Co. Ltd. (China) (Class A Stock)	80,400	55,786
Bank of China Ltd. (China) (Class H Stock)*	1,907,000	706,910
Bank of Communications Co. Ltd. (China) (Class H Stock)	943,000	582,108
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	7,438	181,413
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	49,400	58,065
BankUnited, Inc.	6,500	131,625
Berkshire Hills Bancorp, Inc.	4,800	52,896
BNP Paribas SA (France)*	22,093	883,305
BOC Hong Kong Holdings Ltd. (China)	185,000	591,371
Cadence BanCorp	18,963	168,012
Capstar Financial Holdings, Inc.	1,800	21,600
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,140,000	497,133
China Construction Bank Corp. (China) (Class H Stock)	504,000	408,995
China Merchants Bank Co. Ltd. (China) (Class H Stock)	20,000	92,313
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	870,000	597,742
CIT Group, Inc.	13,900	288,147
Citigroup, Inc.	78,816	4,027,498
Civista Bancshares, Inc.	1,600	24,640
CNB Financial Corp.	1,076	19,293
Commonwealth Bank of Australia (Australia)	4,693	226,552
ConnectOne Bancorp, Inc.	3,199	51,568
Credit Agricole SA (France)*	42,308	406,003
Customers Bancorp, Inc.*	5,400	64,908
Financial Institutions, Inc.	7,492	139,426
First BanCorp. (Puerto Rico)	32,900	183,911
First Busey Corp.	1,600	29,840
First Internet Bancorp	1,588	26,393
First Midwest Bancorp, Inc.	4,100	54,735
Flushing Financial Corp.	800	9,216
FNB Corp.	27,000	202,500
Hana Financial Group, Inc. (South Korea)	11,872	270,182
Hancock Whitney Corp.	7,400	156,880
Heartland Financial USA, Inc.	3,000	100,320
Hilltop Holdings, Inc.	11,200	206,640
Hope Bancorp, Inc.	9,000	82,980
Independent Bank Group, Inc.	3,200	129,664

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	315,000	$ 191,286
Industrial Bank Co. Ltd. (China) (Class A Stock)	28,000	62,591
Intesa Sanpaolo SpA (Italy)*	75,577	145,548
Investar Holding Corp.	798	11,571
JPMorgan Chase & Co.	8,664	814,936
KB Financial Group, Inc. (South Korea)	19,192	546,586
Lakeland Bancorp, Inc.	1,400	16,002
MCB Bank Ltd. (Pakistan)	43,280	41,904
Mebuki Financial Group, Inc. (Japan)	265,804	616,430
Metropolitan Bank Holding Corp.*	1,500	48,120
Midland States Bancorp, Inc.	1,800	26,910
MidWestOne Financial Group, Inc.	3,303	66,060
Mizrahi Tefahot Bank Ltd. (Israel)	26,260	491,706
National Bank of Canada (Canada)	12,100	548,315
National Commercial Bank (Saudi Arabia)	11,024	109,659
OFG Bancorp (Puerto Rico)	6,627	88,603
Old Second Bancorp, Inc.	4,138	32,194
Orrstown Financial Services, Inc.	887	13,083
PacWest Bancorp	38,800	764,748
PCB Bancorp	1,100	11,330
Popular, Inc. (Puerto Rico)	23,600	877,212
QCR Holdings, Inc.	2,693	83,968
RBB Bancorp	2,700	36,855
Riyad Bank (Saudi Arabia)	53,868	242,236
Sandy Spring Bancorp, Inc.	1,200	29,736
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	44,400	66,644
Shinhan Financial Group Co. Ltd. (South Korea)	23,124	557,535
Signature Bank	3,500	374,220
Simmons First National Corp. (Class A Stock)	12,760	218,324
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	67,615	589,083
South State Corp.	390	18,587
Southern National Bancorp of Virginia, Inc.	5,600	54,264
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,400	39,376
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	4,120	39,279
Synovus Financial Corp.	20,800	427,024
Valley National Bancorp	9,400	73,508
Wells Fargo & Co.	100,000	2,560,000
		24,549,509
Beverages 0.7%
Carlsberg A/S (Denmark) (Class B Stock)	852	113,117
Coca-Cola Co. (The)	31,955	1,427,750

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Coca-Cola European Partners PLC (United Kingdom)	12,166	$ 459,388
Keurig Dr. Pepper, Inc.(a)	88,125	2,502,750
Monster Beverage Corp.*	10,600	734,792
PepsiCo, Inc.	4,900	648,074
		5,885,871
Biotechnology 1.8%
AbbVie, Inc.	43,845	4,304,702
ACADIA Pharmaceuticals, Inc.*	3,943	191,117
Acceleron Pharma, Inc.*	1,800	171,486
Aeglea BioTherapeutics, Inc.*	8,135	75,249
Amgen, Inc.	3,000	707,580
Arcus Biosciences, Inc.*	2,100	51,954
Arrowhead Pharmaceuticals, Inc.*	6,100	263,459
Athenex, Inc.*	5,000	68,800
Biogen, Inc.*	4,603	1,231,532
BioSpecifics Technologies Corp.*	2,100	128,688
Catalyst Pharmaceuticals, Inc.*	3,500	16,170
Concert Pharmaceuticals, Inc.*	15,477	153,996
CytomX Therapeutics, Inc.*	3,457	28,797
Dicerna Pharmaceuticals, Inc.*	8,800	223,520
Eagle Pharmaceuticals, Inc.*	2,300	110,354
Emergent BioSolutions, Inc.*	3,884	307,147
FibroGen, Inc.*	5,402	218,943
Gilead Sciences, Inc.	29,969	2,305,815
Halozyme Therapeutics, Inc.*	9,100	243,971
Ligand Pharmaceuticals, Inc.*	900	100,665
Myriad Genetics, Inc.*	900	10,206
Natera, Inc.*	6,400	319,104
OPKO Health, Inc.*(a)	36,100	123,101
PDL BioPharma, Inc.*	11,700	34,047
Protagonist Therapeutics, Inc.*	2,700	47,682
PTC Therapeutics, Inc.*	3,700	187,738
Puma Biotechnology, Inc.*	1,400	14,602
Regeneron Pharmaceuticals, Inc.*	300	187,095
Retrophin, Inc.*	14,300	291,863
Ultragenyx Pharmaceutical, Inc.*	1,200	93,864
Vanda Pharmaceuticals, Inc.*	18,777	214,809
Vertex Pharmaceuticals, Inc.*	13,700	3,977,247
Xencor, Inc.*	1,300	42,107
		16,447,410

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.5%
AAON, Inc.	1,500	$ 81,435
American Woodmark Corp.*	3,500	264,775
Apogee Enterprises, Inc.	900	20,736
Carrier Global Corp.(a)	83,517	1,855,748
Cie de Saint-Gobain (France)*	6,090	220,981
Geberit AG (Switzerland)	192	96,528
Johnson Controls International PLC	15,447	527,361
Masco Corp.	22,700	1,139,767
PGT Innovations, Inc.*	3,100	48,608
UFP Industries, Inc.	6,117	302,853
Uponor OYJ (Finland)	9,828	132,450
		4,691,242
Capital Markets 1.6%
Affiliated Managers Group, Inc.(a)	17,242	1,285,564
Ameriprise Financial, Inc.(a)	19,097	2,865,314
B3 SA - Brasil Bolsa Balcao (Brazil)	10,000	102,407
Bank of New York Mellon Corp. (The)	64,200	2,481,330
Brightsphere Investment Group, Inc.	18,600	231,756
Deutsche Boerse AG (Germany)	3,495	635,080
Donnelley Financial Solutions, Inc.*	5,840	49,056
Federated Hermes, Inc.	8,400	199,080
Goldman Sachs Group, Inc. (The)	4,390	867,552
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	10,400	444,901
Houlihan Lokey, Inc.	1,700	94,588
Intercontinental Exchange, Inc.	5,600	512,960
LPL Financial Holdings, Inc.	8,000	627,200
Magellan Financial Group Ltd. (Australia)	13,782	563,499
Morgan Stanley(a)	4,957	239,423
Nomura Holdings, Inc. (Japan)	146,000	652,919
S&P Global, Inc.	4,600	1,515,608
SEI Investments Co.	3,200	175,936
Stifel Financial Corp.	5,500	260,865
UBS Group AG (Switzerland)	61,643	717,929
		14,522,967
Chemicals 1.1%
Corteva, Inc.	84,700	2,269,113
Eastman Chemical Co.	13,400	933,176
Givaudan SA (Switzerland)	77	288,158
Hawkins, Inc.	602	25,633
Hengli Petrochemical Co. Ltd. (China) (Class A Stock)	25,300	50,361
Huntsman Corp.	51,700	929,049

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Ingevity Corp.*	3,000	$ 157,710
Koppers Holdings, Inc.*	3,201	60,307
Kumho Petrochemical Co. Ltd. (South Korea)	5,846	363,721
Linde PLC (United Kingdom)	2,800	593,908
LyondellBasell Industries NV (Class A Stock)	26,400	1,735,008
Minerals Technologies, Inc.	1,600	75,088
Orion Engineered Carbons SA (Luxembourg)	10,300	109,077
PolyOne Corp.	7,400	194,102
PPG Industries, Inc.	4,700	498,482
PQ Group Holdings, Inc.*	9,342	123,688
Sensient Technologies Corp.	1,200	62,592
Sherwin-Williams Co. (The)	1,200	693,420
Stepan Co.	900	87,390
Symrise AG (Germany)	1,030	120,009
Tokuyama Corp. (Japan)	11,700	275,247
		9,645,239
Commercial Services & Supplies 0.2%
ACCO Brands Corp.	9,100	64,610
CECO Environmental Corp.*	7,608	50,137
Country Garden Services Holdings Co. Ltd. (China)	85,000	397,513
Deluxe Corp.	6,749	158,871
HNI Corp.	2,200	67,254
Interface, Inc.	2,600	21,164
Knoll, Inc.	6,385	77,833
Secom Co. Ltd. (Japan)	7,740	676,470
SP Plus Corp.*	3,600	74,556
Steelcase, Inc. (Class A Stock)	8,600	103,716
Tetra Tech, Inc.	2,300	181,976
		1,874,100
Communications Equipment 0.7%
Calix, Inc.*	1,500	22,350
Ciena Corp.*(a)	15,100	817,816
Cisco Systems, Inc.	101,617	4,739,417
Clearfield, Inc.*	514	7,175
Lumentum Holdings, Inc.*	800	65,144
NetScout Systems, Inc.*	5,799	148,223
Viavi Solutions, Inc.*	17,900	228,046
		6,028,171

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	1,483	$ 37,693
Arcosa, Inc.	300	12,660
China National Chemical Engineering Co. Ltd. (China) (Class A Stock)	58,600	45,497
China State Construction Engineering Corp. Ltd. (China) (Class A Stock)	74,400	50,259
EMCOR Group, Inc.	4,270	282,418
Kyudenko Corp. (Japan)	9,600	283,298
MasTec, Inc.*	4,500	201,915
Northwest Pipe Co.*	800	20,056
Obayashi Corp. (Japan)	59,400	555,171
Quanta Services, Inc.	24,391	956,859
Shimizu Corp. (Japan)	58,200	477,996
		2,923,822
Construction Materials 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	95,000	640,282
China National Building Material Co. Ltd. (China) (Class H Stock)	410,000	437,009
CRH PLC (Ireland)	4,178	144,044
Huaxin Cement Co. Ltd. (China) (Class A Stock)	10,000	33,653
LafargeHolcim Ltd. (Switzerland)*	13,986	620,707
		1,875,695
Consumer Finance 0.0%
Navient Corp.	37,000	260,110
Nelnet, Inc. (Class A Stock)	700	33,418
OneMain Holdings, Inc.	1,100	26,994
Regional Management Corp.*	2,000	35,420
		355,942
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)	3,600	123,876
Distributors 0.2%
LKQ Corp.*	60,100	1,574,620
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	500	15,575
Carriage Services, Inc.	3,500	63,420
frontdoor, Inc.*	1,171	51,910
Laureate Education, Inc. (Class A Stock)*	15,400	153,461

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Perdoceo Education Corp.*	4,800	$ 76,464
Strategic Education, Inc.	1,010	155,187
		516,017
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	14,354	2,562,333
Cannae Holdings, Inc.*	3,200	131,520
Haci Omer Sabanci Holding A/S (Turkey)	346,136	469,086
		3,162,939
Diversified Telecommunication Services 1.3%
AT&T, Inc.	192,216	5,810,690
ATN International, Inc.	1,500	90,855
Cogent Communications Holdings, Inc.	2,700	208,872
Deutsche Telekom AG (Germany)	17,245	291,734
Hellenic Telecommunications Organization SA (Greece)	32,488	439,321
Liberty Latin America Ltd. (Chile) (Class A Stock)*	1,798	17,476
Liberty Latin America Ltd. (Chile) (Class C Stock)*	5,096	48,106
Nippon Telegraph & Telephone Corp. (Japan)	29,200	680,513
Orange SA (France)	12,380	148,357
Verizon Communications, Inc.	74,900	4,129,237
		11,865,161
Electric Utilities 1.0%
ALLETE, Inc.	2,106	115,009
Chubu Electric Power Co., Inc. (Japan)	45,800	573,876
CK Infrastructure Holdings Ltd. (Hong Kong)	106,500	549,215
Exelon Corp.	73,428	2,664,702
Fortum OYJ (Finland)	29,514	564,574
Iberdrola SA (Spain)	73,766	857,423
Inter RAO UES PJSC (Russia)	3,377,000	234,526
Kansai Electric Power Co., Inc. (The) (Japan)	4,100	39,183
NRG Energy, Inc.	43,800	1,426,128
Otter Tail Corp.	1,600	62,064
Portland General Electric Co.	2,933	122,629
PPL Corp.	31,800	821,712
Southern Co. (The)	9,333	483,916
		8,514,957
Electrical Equipment 0.5%
Acuity Brands, Inc.	20,700	1,981,818

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Atkore International Group, Inc.*	8,000	$ 218,800
AZZ, Inc.	1,800	61,776
Encore Wire Corp.	800	39,056
Generac Holdings, Inc.*	1,300	158,509
Gunkul Engineering PCL (Thailand)	5,904,000	498,666
Schneider Electric SE (France)	6,103	683,048
WEG SA (Brazil)	74,000	698,755
		4,340,428
Electronic Equipment, Instruments & Components 0.3%
ALSO Holding AG (Switzerland)*	777	192,355
Belden, Inc.	2,683	87,332
Benchmark Electronics, Inc.	900	19,440
Daiwabo Holdings Co. Ltd. (Japan)	8,000	522,742
Delta Electronics, Inc. (Taiwan)	17,000	96,940
ePlus, Inc.*	1,000	70,680
FARO Technologies, Inc.*	400	21,440
Hitachi Ltd. (Japan)	4,900	155,659
Hon Hai Precision Industry Co. Ltd. (Taiwan)	284,000	832,033
LG Innotek Co. Ltd. (South Korea)	336	49,482
Lotes Co. Ltd. (Taiwan)	29,000	374,496
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	11,959	86,886
Methode Electronics, Inc.	4,900	153,174
PC Connection, Inc.	2,405	111,496
Rogers Corp.*	200	24,920
Sanmina Corp.*	4,200	105,168
ScanSource, Inc.*	3,700	89,133
		2,993,376
Energy Equipment & Services 0.1%
Matrix Service Co.*	4,552	44,245
TechnipFMC PLC (United Kingdom)	116,500	796,860
		841,105
Entertainment 1.2%
Activision Blizzard, Inc.	40,000	3,036,000
Electronic Arts, Inc.*	26,300	3,472,915
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	1,100	85,711
Marcus Corp. (The)	3,600	47,772
NCSoft Corp. (South Korea)	427	316,855
NetEase, Inc. (China), ADR	1,700	729,946
Netflix, Inc.*	4,300	1,956,672

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Nexon Co. Ltd. (Japan)	25,600	$ 578,195
Nintendo Co. Ltd. (Japan)	1,165	520,694
Soft-World International Corp. (Taiwan)	38,000	150,713
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	13,000	86,077
		10,981,550
Equity Real Estate Investment Trusts (REITs) 1.3%
American Assets Trust, Inc.	2,200	61,248
Apple Hospitality REIT, Inc.	117,408	1,134,161
Brandywine Realty Trust	40,843	444,780
Brixmor Property Group, Inc.	9,500	121,790
Columbia Property Trust, Inc.	32,600	428,364
CoreCivic, Inc.	38,955	364,619
Diversified Healthcare Trust	20,500	90,713
Franklin Street Properties Corp.	25,261	128,578
Gaming & Leisure Properties, Inc.	63,701	2,204,070
GEO Group, Inc. (The)	17,903	211,793
Goodman Group (Australia)	60,999	630,428
Hammerson PLC (United Kingdom)	193,612	192,470
Hersha Hospitality Trust	1,700	9,792
Kite Realty Group Trust	16,995	196,122
Klepierre SA (France)	14,210	284,373
Mercialys SA (France)	28,427	238,789
Morguard Real Estate Investment Trust (Canada)	22,900	86,870
National Health Investors, Inc.	3,000	182,160
Office Properties Income Trust	600	15,582
Pebblebrook Hotel Trust	10,900	148,894
Piedmont Office Realty Trust, Inc. (Class A Stock)	6,600	109,626
Prologis, Inc.	25,200	2,351,916
Retail Opportunity Investments Corp.	4,700	53,251
Retail Properties of America, Inc. (Class A Stock)	16,900	123,708
RLJ Lodging Trust	10,058	94,948
Sabra Health Care REIT, Inc.	17,400	251,082
Service Properties Trust	47,100	333,939
SITE Centers Corp.	41,600	336,960
Spirit Realty Capital, Inc.	7,500	261,450
Urban Edge Properties	12,000	142,440
WP Carey, Inc.	4,100	277,365
Xenia Hotels & Resorts, Inc.	16,166	150,829
		11,663,110

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.*	5,000	$ 186,350
Coles Group Ltd. (Australia)	58,620	700,392
Koninklijke Ahold Delhaize NV (Netherlands)	29,658	811,697
Kroger Co. (The)	75,300	2,548,905
PriceSmart, Inc.	3,000	180,990
Walgreens Boots Alliance, Inc.(a)	58,200	2,467,098
Wal-Mart de Mexico SAB de CV (Mexico)	16,500	39,461
Walmart, Inc.	31,269	3,745,401
Woolworths Group Ltd. (Australia)	12,473	321,947
		11,002,241
Food Products 0.8%
Balrampur Chini Mills Ltd. (India)	90,183	160,088
Bunge Ltd.	11,200	460,656
Darling Ingredients, Inc.*	12,400	305,288
Fujian Sunner Development Co. Ltd. (China) (Class A Stock)	19,400	79,863
Indofood Sukses Makmur Tbk PT (Indonesia)	758,400	346,792
J.M. Smucker Co. (The)(a)	5,000	529,050
John B. Sanfilippo & Son, Inc.	849	72,445
Kaveri Seed Co. Ltd. (India)	17,119	130,875
Lancaster Colony Corp.	1,500	232,485
Nestle SA (Switzerland)	9,954	1,103,928
Pilgrim’s Pride Corp.*	67,000	1,131,630
Tyson Foods, Inc. (Class A Stock)	28,896	1,725,380
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	16,680	51,573
WH Group Ltd. (Hong Kong), 144A	595,500	513,877
		6,843,930
Gas Utilities 0.4%
Chesapeake Utilities Corp.	1,397	117,348
GAIL India Ltd. (India)	399,840	540,898
Naturgy Energy Group SA (Spain)	10,517	195,750
New Jersey Resources Corp.	2,800	91,420
ONE Gas, Inc.	3,100	238,855
Snam SpA (Italy)	8,492	41,484
Southwest Gas Holdings, Inc.	400	27,620
Spire, Inc.	2,327	152,907
UGI Corp.	56,561	1,798,640
		3,204,922
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	39,500	3,611,485

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
AngioDynamics, Inc.*	11,300	$ 114,921
Atrion Corp.	15	9,555
Baxter International, Inc.	27,477	2,365,770
Becton, Dickinson & Co.	6,300	1,507,401
Edwards Lifesciences Corp.*	37,300	2,577,803
Haemonetics Corp.*	1,400	125,384
Integer Holdings Corp.*	3,549	259,254
Lantheus Holdings, Inc.*	11,141	159,316
Medtronic PLC	6,037	553,593
Meridian Bioscience, Inc.*	9,100	211,939
Natus Medical, Inc.*	6,700	146,194
Quidel Corp.*	1,270	284,150
ResMed, Inc.(a)	2,900	556,800
STERIS PLC	2,600	398,944
Top Glove Corp. Bhd (Malaysia)	26,500	100,213
West Pharmaceutical Services, Inc.(a)	4,600	1,044,982
		14,027,704
Health Care Providers & Services 1.9%
Amedisys, Inc.*	870	172,730
Anthem, Inc.	12,200	3,208,356
Cardinal Health, Inc.	2,000	104,380
Cigna Corp.	20,053	3,762,945
CVS Health Corp.	38,400	2,494,848
Fresenius Medical Care AG & Co. KGaA (Germany)*	3,136	270,565
Fresenius SE & Co. KGaA (Germany)*	13,474	673,292
Humana, Inc.	6,500	2,520,375
Magellan Health, Inc.*	3,993	291,409
Medipal Holdings Corp. (Japan)	28,000	539,418
Providence Service Corp. (The)*	700	55,237
Qualicorp Consultoria e Corretora de Seguros SA (Brazil)	44,200	236,926
Select Medical Holdings Corp.*	12,994	191,402
Suzuken Co. Ltd. (Japan)	13,965	521,319
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	1,500	28,530
UnitedHealth Group, Inc.	5,600	1,651,720
		16,723,452
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	23,181	156,936
Computer Programs & Systems, Inc.	2,100	47,859
HMS Holdings Corp.*	700	22,673
Inovalon Holdings, Inc. (Class A Stock)*	3,100	59,706

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
NextGen Healthcare, Inc.*	9,835	$ 107,988
Omnicell, Inc.*	3,463	244,557
		639,719
Hotels, Restaurants & Leisure 0.6%
Biglari Holdings, Inc. (Class B Stock)*	270	18,625
Brinker International, Inc.	5,796	139,104
Century Casinos, Inc.*	3,077	12,770
Chuy’s Holdings, Inc.*	1,100	16,368
Cracker Barrel Old Country Store, Inc.	300	33,273
Del Taco Restaurants, Inc.*	2,800	16,604
Evolution Gaming Group AB (Sweden), 144A	8,036	484,814
Flutter Entertainment PLC (Ireland)	708	93,380
Marriott Vacations Worldwide Corp.	2,000	164,420
McDonald’s Corp.	18,000	3,320,460
Papa John’s International, Inc.	800	63,528
RCI Hospitality Holdings, Inc.	9,527	132,044
Restaurant Brands International, Inc. (Canada)	2,900	157,838
Twin River Worldwide Holdings, Inc.	1,600	35,664
Wingstop, Inc.	700	97,279
Wyndham Hotels & Resorts, Inc.	3,800	161,956
Yum China Holdings, Inc. (China)	9,100	437,437
		5,385,564
Household Durables 0.4%
Berkeley Group Holdings PLC (United Kingdom)	10,888	563,296
Cavco Industries, Inc.*	1,120	215,992
D.R. Horton, Inc.	11,600	643,220
M/I Homes, Inc.*	7,114	245,006
MDC Holdings, Inc.	1,600	57,120
Meritage Homes Corp.*	1,600	121,792
Sekisui House Ltd. (Japan)	5,300	100,868
Sony Corp. (Japan)	14,950	1,028,651
TopBuild Corp.*	1,480	168,380
Vistry Group PLC (United Kingdom)	4,760	42,118
		3,186,443
Household Products 1.1%
Central Garden & Pet Co. (Class A Stock)*	400	13,516
Essity AB (Sweden) (Class B Stock)*	13,830	447,564
Henkel AG & Co. KGaA (Germany)	542	45,231
Kimberly-Clark Corp.	10,900	1,540,715

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	60,319	$ 7,212,343
PZ Cussons PLC (United Kingdom)	15,360	35,171
Vinda International Holdings Ltd. (Hong Kong)	71,000	255,433
		9,549,973
Independent Power & Renewable Electricity Producers 0.2%
AES Corp. (The)	40,500	586,845
AES Gener SA (Chile)	735,582	105,672
Atlantic Power Corp.*	2,425	4,850
Vistra Energy Corp.	77,591	1,444,744
		2,142,111
Industrial Conglomerates 0.7%
3M Co.	22,000	3,431,780
CITIC Ltd. (China)	533,000	503,323
CK Hutchison Holdings Ltd. (United Kingdom)	78,657	505,796
Honeywell International, Inc.	9,900	1,431,441
Shun Tak Holdings Ltd. (Hong Kong)	1,410,000	525,601
Toshiba Corp. (Japan)	1,570	50,354
		6,448,295
Insurance 1.6%
Aegon NV (Netherlands)	99,333	298,071
Allianz SE (Germany)	1,368	281,040
Allstate Corp. (The)	22,900	2,221,071
American Equity Investment Life Holding Co.	6,689	165,285
American Financial Group, Inc.	4,800	304,608
American International Group, Inc.	30,380	947,248
ASR Nederland NV (Netherlands)	1,452	44,940
China Life Insurance Co. Ltd. (China) (Class H Stock)*	45,000	90,382
Chubb Ltd.	8,400	1,063,608
Enstar Group Ltd. (Bermuda)*	400	61,108
FedNat Holding Co.	1,000	11,070
Genworth Financial, Inc. (Class A Stock)*	8,100	18,711
Hallmark Financial Services, Inc.*	2,430	8,481
Heritage Insurance Holdings, Inc.	2,400	31,416
Japan Post Holdings Co. Ltd. (Japan)	78,000	555,752
Japan Post Insurance Co. Ltd. (Japan)	3,700	48,745
Just Group PLC (United Kingdom)*	70,500	46,334
Legal & General Group PLC (United Kingdom)	238,442	652,294
Lincoln National Corp.	21,000	772,590
Manulife Financial Corp. (Canada)	48,900	665,279

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
MetLife, Inc.	70,976	$ 2,592,044
National General Holdings Corp.	11,330	244,841
NN Group NV (Netherlands)	1,500	50,491
Old Republic International Corp.	15,700	256,067
Principal Financial Group, Inc.	10,700	444,478
Progressive Corp. (The)	1,700	136,187
Protective Insurance Corp. (Class B Stock)	900	13,563
Selective Insurance Group, Inc.	276	14,556
Sompo Holdings, Inc. (Japan)	3,300	113,436
Sun Life Financial, Inc. (Canada)	18,100	665,151
Swiss Life Holding AG (Switzerland)	1,318	490,943
Third Point Reinsurance Ltd. (Bermuda)*	2,200	16,522
Universal Insurance Holdings, Inc.	1,700	30,175
Unum Group	25,900	429,681
Zurich Insurance Group AG (Switzerland)	1,716	607,798
		14,393,966
Interactive Media & Services 2.9%
Alphabet, Inc. (Class A Stock)*	4,425	6,274,871
Alphabet, Inc. (Class C Stock)*	4,447	6,286,324
Cars.com, Inc.*	19,800	114,048
Facebook, Inc. (Class A Stock)*	49,674	11,279,475
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	14,715	31,343
QuinStreet, Inc.*	4,400	46,024
Tencent Holdings Ltd. (China)	22,700	1,463,731
		25,495,816
Internet & Direct Marketing Retail 2.8%
Alibaba Group Holding Ltd. (China), ADR*	8,800	1,898,160
Amazon.com, Inc.*	5,417	14,944,528
Booking Holdings, Inc.*(a)	1,900	3,025,446
eBay, Inc.	57,213	3,000,822
HelloFresh SE (Germany)*	13,750	737,145
JD.com, Inc. (China), ADR*	16,200	974,916
PetMed Express, Inc.	5,200	185,328
Qurate Retail, Inc. (Class A Stock)*	21,200	201,400
Stamps.com, Inc.*	1,550	284,719
		25,252,464
IT Services 2.5%
Accenture PLC (Class A Stock)(a)	23,470	5,039,478
Amdocs Ltd.	15,300	931,464

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Automatic Data Processing, Inc.	11,800	$ 1,756,902
Bechtle AG (Germany)	1,951	348,047
CACI International, Inc. (Class A Stock)*	1,200	260,256
Cognizant Technology Solutions Corp. (Class A Stock)(a)	49,600	2,818,272
DXC Technology Co.	23,500	387,750
Fujitsu Ltd. (Japan)	6,130	718,185
Hackett Group, Inc. (The)	2,800	37,912
HCL Technologies Ltd. (India)	19,074	140,943
International Business Machines Corp.	18,654	2,252,844
KBR, Inc.	10,099	227,732
Leidos Holdings, Inc.	29,100	2,725,797
MAXIMUS, Inc.	1,400	98,630
NEC Corp. (Japan)	810	38,818
Nomura Research Institute Ltd. (Japan)	9,606	262,283
PayPal Holdings, Inc.*	1,400	243,922
Perspecta, Inc.	7,652	177,756
Science Applications International Corp.	3,200	248,576
Shopify, Inc. (Canada) (Class A Stock)*	600	570,022
TTEC Holdings, Inc.	879	40,926
Virtusa Corp.*	1,100	35,717
Visa, Inc. (Class A Stock)(a)	16,475	3,182,476
		22,544,708
Leisure Products 0.2%
Brunswick Corp.	19,400	1,241,794
Johnson Outdoors, Inc. (Class A Stock)	402	36,590
Malibu Boats, Inc. (Class A Stock)*	2,000	103,900
MasterCraft Boat Holdings, Inc.*	2,159	41,129
Smith & Wesson Brands, Inc.*	11,000	236,720
		1,660,133
Life Sciences Tools & Services 0.3%
Bio-Techne Corp.	1,700	448,919
IQVIA Holdings, Inc.*	6,200	879,656
Medpace Holdings, Inc.*	1,800	167,436
QIAGEN NV*	1,215	52,235
Sartorius Stedim Biotech (France)	2,032	516,802
Thermo Fisher Scientific, Inc.	973	352,557
		2,417,605
Machinery 0.7%
Allison Transmission Holdings, Inc.	10,300	378,834

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Altra Industrial Motion Corp.	6,300	$ 200,718
Astec Industries, Inc.	500	23,155
Atlas Copco AB (Sweden) (Class A Stock)	19,472	829,515
Atlas Copco AB (Sweden) (Class B Stock)	2,056	76,051
CIRCOR International, Inc.*	1,100	28,028
Crane Co.	2,200	130,812
Gates Industrial Corp. PLC*	87,244	896,868
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	5,000	56,976
Kone OYJ (Finland) (Class B Stock)	6,257	430,761
LB Foster Co. (Class A Stock)*	1,000	12,770
Mueller Industries, Inc.	5,900	156,822
Oshkosh Corp.(a)	29,164	2,088,726
Park-Ohio Holdings Corp.	1,100	18,249
Pentair PLC	5,700	216,543
Rexnord Corp.	5,100	148,665
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	27,600	73,562
Shyft Group, Inc. (The)	5,200	87,568
SPX Corp.*	5,300	218,095
Standex International Corp.	2,000	115,100
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	65,600	59,907
		6,247,725
Marine 0.0%
Costamare, Inc. (Monaco)	11,000	61,160
D/S Norden A/S (Denmark)	6,221	84,038
		145,198
Media 0.3%
Comcast Corp. (Class A Stock)	11,553	450,336
Discovery, Inc. (Class A Stock)*(a)	11,100	234,210
Discovery, Inc. (Class C Stock)*	35,910	691,626
Entercom Communications Corp. (Class A Stock)	12,315	16,995
Gray Television, Inc.*	1,100	15,345
KT Skylife Co. Ltd. (South Korea)	21,253	140,942
Telenet Group Holding NV (Belgium)	7,168	296,124
ViacomCBS, Inc. (Class B Stock)(a)	35,211	821,120
		2,666,698
Metals & Mining 0.7%
Anglo American Platinum Ltd. (South Africa)	9,735	705,706
Anglo American PLC (South Africa)	33,433	782,870

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Barrick Gold Corp. (Canada)	4,700	$ 126,467
BHP Group Ltd. (Australia)	15,493	386,064
BHP Group PLC (Australia)	39,832	822,710
Commercial Metals Co.	1,300	26,520
Compass Minerals International, Inc.	1,500	73,125
Fortescue Metals Group Ltd. (Australia)	83,939	810,336
Impala Platinum Holdings Ltd. (South Africa)	54,948	369,454
KGHM Polska Miedz SA (Poland)*	25,104	580,464
Kirkland Lake Gold Ltd. (Canada)	1,400	57,646
Novagold Resources, Inc. (Canada)*	5,900	54,162
Nucor Corp.	6,800	281,588
Rio Tinto Ltd. (Australia)	1,960	133,079
Rio Tinto PLC (Australia)	8,216	466,328
Ryerson Holding Corp.*	10,704	60,264
Steel Dynamics, Inc.	28,500	743,565
Worthington Industries, Inc.	2,900	108,170
		6,588,518
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Annaly Capital Management, Inc.	149,200	978,752
ARMOUR Residential REIT, Inc.	4,000	37,560
Chimera Investment Corp.	4,700	45,167
Colony Credit Real Estate, Inc.	18,500	129,870
Great Ajax Corp.	1,500	13,800
Invesco Mortgage Capital, Inc.	1,198	4,482
Ready Capital Corp.	7,500	65,175
Starwood Property Trust, Inc.	83,600	1,250,656
TPG RE Finance Trust, Inc.	13,600	116,960
		2,642,422
Multiline Retail 0.3%
Dollar General Corp.	14,400	2,743,344
Target Corp.	1,200	143,916
		2,887,260
Multi-Utilities 0.5%
MDU Resources Group, Inc.	20,300	450,254
Public Service Enterprise Group, Inc.	24,200	1,189,672
Sempra Energy	21,200	2,485,276
		4,125,202

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 1.5%
Ardmore Shipping Corp. (Ireland)	21,000	$ 91,140
Berry Corp.	8,900	42,987
Canadian Natural Resources Ltd. (Canada)	39,700	688,667
Cheniere Energy, Inc.*	7,500	362,400
China Coal Energy Co. Ltd. (China) (Class H Stock)	373,000	84,924
DHT Holdings, Inc.	6,500	33,345
Diamond S Shipping, Inc.*	6,800	54,332
Diamondback Energy, Inc.(a)	32,900	1,375,878
Ecopetrol SA (Colombia)	653,507	360,837
HollyFrontier Corp.	13,100	382,520
International Seaways, Inc.	2,600	42,484
Kinder Morgan, Inc.	149,624	2,269,796
LUKOIL PJSC (Russia)	6,204	457,396
Neste OYJ (Finland)	15,722	617,366
OMV AG (Austria)*	13,809	467,346
ONEOK, Inc.	4,400	146,168
Petroleo Brasileiro SA (Brazil)	19,400	80,695
Phillips 66	31,800	2,286,420
Pioneer Natural Resources Co.	9,000	879,300
Renewable Energy Group, Inc.*	2,000	49,560
Rosneft Oil Co. PJSC (Russia)	40,550	203,595
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	21,626	346,982
Santos Ltd. (Australia)	109,805	405,710
Surgutneftegas PJSC (Russia)	649,000	350,012
TC Energy Corp. (Canada)	15,400	657,926
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	9,800	125,636
TOTAL SA (France)	7,504	289,990
Valero Energy Corp.	3,100	182,342
World Fuel Services Corp.	8,589	221,253
		13,557,007
Paper & Forest Products 0.0%
Boise Cascade Co.	3,500	131,635
Neenah, Inc.	900	44,514
Schweitzer-Mauduit International, Inc.	1,500	50,115
Verso Corp. (Class A Stock)	1,400	16,744
		243,008
Personal Products 0.2%
Chlitina Holding Ltd. (China)	58,000	427,704
Edgewell Personal Care Co.*	8,278	257,943
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	1,551,400	132,304
L’Oreal SA (France)*	287	92,301

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
TCI Co. Ltd. (Taiwan)	30,000	$ 279,540
Unilever NV (United Kingdom)	6,280	335,131
Unilever PLC (United Kingdom)	6,149	331,801
		1,856,724
Pharmaceuticals 3.3%
Amneal Pharmaceuticals, Inc.*	26,000	123,760
Amphastar Pharmaceuticals, Inc.*	1,300	29,198
Astellas Pharma, Inc. (Japan)	42,800	714,201
AstraZeneca PLC (United Kingdom)	1,027	107,772
Axsome Therapeutics, Inc.*	2,800	230,384
Bayer AG (Germany)	2,055	153,055
Bristol-Myers Squibb Co.	80,600	4,739,280
Chugai Pharmaceutical Co. Ltd. (Japan)	2,100	112,406
Eli Lilly & Co.	26,600	4,367,188
Endo International PLC*	11,300	38,759
GlaxoSmithKline PLC (United Kingdom)	51,939	1,056,932
Innoviva, Inc.*	1,700	23,766
JB Chemicals & Pharmaceuticals Ltd. (India)	4,600	43,140
Johnson & Johnson	38,409	5,401,458
Merck & Co., Inc.	61,445	4,751,542
Novartis AG (Switzerland)	17,333	1,517,323
Osmotica Pharmaceuticals PLC*	2,600	17,498
Otsuka Holdings Co. Ltd. (Japan)	14,980	652,908
Pacira BioSciences, Inc.*	3,500	183,645
Pfizer, Inc.	19,100	624,570
Prestige Consumer Healthcare, Inc.*	5,800	217,848
Roche Holding AG (Switzerland)	5,420	1,887,897
Sanofi (France)	11,133	1,141,222
Shionogi & Co. Ltd. (Japan)	8,420	527,127
Supernus Pharmaceuticals, Inc.*	8,500	201,875
UCB SA (Belgium)	5,055	587,554
		29,452,308
Professional Services 0.1%
ASGN, Inc.*	1,800	120,024
Barrett Business Services, Inc.	3,083	163,800
Exponent, Inc.	900	72,837
Heidrick & Struggles International, Inc.	1,000	21,620
Kforce, Inc.	5,300	155,025
Korn Ferry	800	24,584

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Recruit Holdings Co. Ltd. (Japan)	4,400	$ 151,644
Wolters Kluwer NV (Netherlands)	8,124	637,441
		1,346,975
Real Estate Management & Development 0.2%
Cushman & Wakefield PLC*	7,568	94,297
Deutsche Wohnen SE (Germany)	13,569	611,457
DREAM Unlimited Corp. (Canada)	26,300	173,577
Gemdale Corp. (China) (Class A Stock)	31,800	61,683
Marcus & Millichap, Inc.*	900	25,974
Newmark Group, Inc. (Class A Stock)	14,371	69,843
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	29,800	62,346
RMR Group, Inc. (The) (Class A Stock)	163	4,804
Selvaag Bolig ASA (Norway)	12,369	73,409
Shimao Group Holdings Ltd. (China)	77,000	327,138
		1,504,528
Road & Rail 0.6%
Canadian National Railway Co. (Canada)	2,100	185,792
Canadian Pacific Railway Ltd. (Canada)	3,000	763,082
CSX Corp.	15,800	1,101,892
Kansas City Southern	1,000	149,290
Saia, Inc.*	1,900	211,242
Union Pacific Corp.	17,300	2,924,911
Werner Enterprises, Inc.	5,400	235,062
		5,571,271
Semiconductors & Semiconductor Equipment 2.9%
Advantest Corp. (Japan)	11,700	668,946
ams AG (Austria)*	25,277	378,782
Applied Materials, Inc.	40,244	2,432,750
ASML Holding NV (Netherlands)	251	92,743
Brooks Automation, Inc.	5,200	230,048
Cabot Microelectronics Corp.	500	69,770
Cirrus Logic, Inc.*	3,500	216,230
DB HiTek Co. Ltd. (South Korea)	5,150	124,095
Dialog Semiconductor PLC (United Kingdom)*	12,528	577,098
FormFactor, Inc.*	4,700	137,851
Intel Corp.	112,748	6,745,713
Lasertec Corp. (Japan)	500	47,650
MediaTek, Inc. (Taiwan)	19,000	374,781

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.*	30,900	$ 1,591,968
NeoPhotonics Corp.*	3,600	31,968
NVIDIA Corp.	15,500	5,888,605
Phison Electronics Corp. (Taiwan)	5,000	49,939
Photronics, Inc.*	5,900	65,667
QUALCOMM, Inc.	43,000	3,922,030
Semtech Corp.*	2,300	120,106
Synaptics, Inc.*	900	54,108
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	125,000	1,331,282
Tokyo Electron Ltd. (Japan)	495	122,178
Ultra Clean Holdings, Inc.*	8,900	201,407
		25,475,715
Software 4.8%
361 Security Technology, Inc. (China) (Class A Stock)	15,700	40,864
ACI Worldwide, Inc.*	7,699	207,796
Adobe, Inc.*	10,898	4,744,008
Asseco Poland SA (Poland)	4,002	66,995
Avaya Holdings Corp.*(a)	12,800	158,208
Blackbaud, Inc.	1,800	102,744
Box, Inc. (Class A Stock)*	12,200	253,272
ChannelAdvisor Corp.*	1,000	15,840
Check Point Software Technologies Ltd. (Israel)*(a)	5,800	623,094
CommVault Systems, Inc.*	1,100	42,570
Cornerstone OnDemand, Inc.*	5,800	223,648
Ebix, Inc.	4,600	102,856
Hundsun Technologies Inc (China) (Class A Stock)	4,550	69,625
Intuit, Inc.	11,098	3,287,117
J2 Global, Inc.*	3,100	195,951
Microsoft Corp.	131,246	26,709,874
MicroStrategy, Inc. (Class A Stock)*	1,200	141,948
OneSpan, Inc.*	3,000	83,790
Oracle Corp.	74,498	4,117,504
Oracle Corp. (Japan)	5,200	617,202
Progress Software Corp.	3,883	150,466
Qualys, Inc.*	100	10,402
SAP SE (Germany)	959	134,777
SPS Commerce, Inc.*	4,196	315,204
Synopsys, Inc.*	4,500	877,500
		43,293,255
Specialty Retail 1.3%
Asbury Automotive Group, Inc.*	3,400	262,922

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
AutoNation, Inc.*(a)	26,700	$ 1,003,386
Group 1 Automotive, Inc.	2,970	195,931
Hikari Tsushin, Inc. (Japan)	2,450	558,703
Home Depot, Inc. (The)	13,498	3,381,384
Hornbach Holding AG & Co. KGaA (Germany)	912	75,876
JD Sports Fashion PLC (United Kingdom)	55,963	433,332
JUMBO SA (Greece)	13,470	242,299
Lowe’s Cos., Inc.	33,500	4,526,520
Murphy USA, Inc.*	1,800	202,662
Nitori Holdings Co. Ltd. (Japan)	2,500	489,919
Office Depot, Inc.	18,800	44,180
Sonic Automotive, Inc. (Class A Stock)	4,884	155,849
Zumiez, Inc.*	2,400	65,712
		11,638,675
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	70,806	25,830,029
Asustek Computer, Inc. (Taiwan)	6,000	44,092
Lite-On Technology Corp. (Taiwan)	26,000	40,802
Logitech International SA (Switzerland)	851	55,640
Pegatron Corp. (Taiwan)	291,000	632,303
Quanta Computer, Inc. (Taiwan)	18,000	43,381
Samsung Electronics Co. Ltd. (South Korea)	13,306	590,273
Wistron Corp. (Taiwan)	42,000	51,019
		27,287,539
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.*	1,710	335,827
EssilorLuxottica SA (France)*	713	91,854
Hermes International (France)	942	791,557
LVMH Moet Hennessy Louis Vuitton SE (France)	896	398,445
		1,617,683
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	2,700	59,616
Essent Group Ltd.	1,089	39,498
Federal Agricultural Mortgage Corp. (Class C Stock)	700	44,807
Merchants Bancorp	1,613	29,825
Meta Financial Group, Inc.	1,400	25,438
MGIC Investment Corp.	21,100	172,809
Mr. Cooper Group, Inc.*	4,600	57,224
OP Bancorp	2,672	18,437

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
PennyMac Financial Services, Inc.	3,500	$ 146,265
Radian Group, Inc.	12,400	192,324
Sterling Bancorp, Inc.	5,442	19,482
Walker & Dunlop, Inc.	2,478	125,907
		931,632
Tobacco 0.7%
Altria Group, Inc.	92,600	3,634,550
British American Tobacco PLC (United Kingdom)	25,990	1,002,991
Godfrey Phillips India Ltd. (India)	5,994	80,980
Imperial Brands PLC (United Kingdom)	33,247	635,884
Japan Tobacco, Inc. (Japan)	33,373	619,171
KT&G Corp. (South Korea)	2,170	141,215
Scandinavian Tobacco Group A/S (Denmark), 144A	30,516	452,062
		6,566,853
Trading Companies & Distributors 0.2%
BMC Stock Holdings, Inc.*	8,843	222,313
Ferguson PLC	7,580	620,477
Foundation Building Materials, Inc.*	1,000	15,610
GMS, Inc.*	10,700	263,113
LG International Corp. (South Korea)	13,316	173,450
MonotaRO Co. Ltd. (Japan)	1,200	48,061
Univar Solutions, Inc.*(a)	31,400	529,404
W.W. Grainger, Inc.	500	157,080
WESCO International, Inc.*	5,100	179,061
		2,208,569
Transportation Infrastructure 0.0%
MMC Corp. Bhd (Malaysia)	640,200	110,166
Westshore Terminals Investment Corp. (Canada)	13,100	161,241
		271,407
Water Utilities 0.0%
American States Water Co.	3,000	235,890
Artesian Resources Corp. (Class A Stock)	505	18,326
		254,216
Wireless Telecommunication Services 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	926,900	595,632

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
China Mobile Ltd. (China)	43,000	$ 291,858
Globe Telecom, Inc. (Philippines)	3,935	163,553
KDDI Corp. (Japan)	28,400	851,575
PLDT, Inc. (Philippines)	14,850	373,816
Softbank Corp. (Japan)	9,800	124,868
		2,401,302

Total Common Stocks (cost $461,304,774)		534,645,170
Exchange-Traded Funds 0.2%
iShares MSCI EAFE ETF(a)	18,700	1,138,269
iShares MSCI Emerging Markets ETF(a)	11,200	447,888

Total Exchange-Traded Funds (cost $1,431,719)		1,586,157
Preferred Stocks 0.1%
Banks 0.0%
Citigroup Capital XIII, 7.130%	3,000	79,500
Capital Markets 0.0%
State Street Corp., 5.350%, Series G	5,000	131,000
Construction Materials 0.0%
STO SE & Co. KGaA (Germany) (PRFC)	424	48,249
Oil, Gas & Consumable Fuels 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	27,000	108,137
Technology Hardware, Storage & Peripherals 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	168,470
Total Preferred Stocks (cost $481,005)		535,356

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities 5.1%
Automobiles 1.5%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24		300	$ 312,137
Series 2019-01, Class B	3.130	02/18/25		100	103,841
Series 2019-01, Class C	3.360	02/18/25		200	207,842
Series 2019-02, Class C	2.740	04/18/25		300	308,830
Series 2019-03, Class C	2.320	07/18/25		800	815,967
Series 2020-01, Class B	1.480	01/21/25		500	500,346
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	302,763
Series 2019-02A, Class A, 144A	3.350	09/22/25		616	624,185
Series 2019-03A, Class A, 144A	2.360	03/20/26		1,000	985,997
Series 2020-01A, Class A, 144A	2.330	08/20/26		500	477,813

Drive Auto Receivables Trust, Series 2019-03, Class B	2.650	02/15/24		200	201,771
Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	600	444,210
Ford Credit Auto Owner Trust, Series 2018-01, Class A, 144A	3.190	07/15/31		1,200	1,284,979
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24		396	400,499
Series 2018-02, Class A	3.170	03/15/25		2,100	2,160,861

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24		100	105,520
Hertz Vehicle Financing II LP, Series 2019-02A, Class A, 144A	3.420	05/25/25		403	398,725
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23		218	217,675
Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,376,165

Santander Drive Auto Receivables Trust, Series 2019-03, Class C	2.490	10/15/25		500	505,308
World Omni Select Auto Trust,
Series 2018-01A, Class B, 144A	3.680	07/15/23		370	376,357
Series 2018-01A, Class C, 144A	3.860	01/15/25		440	452,036
Series 2019-A, Class B	2.170	12/15/25		700	710,243
Series 2019-A, Class C	2.380	12/15/25		200	201,758
					13,475,828
Collateralized Loan Obligations 1.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.488 (c)	07/22/32		1,000	977,742

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.436%(c)	07/16/29	248	$ 245,438
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.456 (c)	05/17/31	1,000	969,215
Carlye Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	1.790 (c)	04/30/31	1,000	976,549
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	2.455 (c)	01/20/32	750	733,395
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.365 (c)	04/20/31	250	243,422
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122 (c)	07/22/32	750	735,982
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	2.371 (c)	10/26/32	1,000	982,656
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.275 (c)	07/19/27	1,750	1,720,881
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.185 (c)	04/20/31	1,500	1,451,111
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	2.525 (c)	07/20/32	1,000	972,510

Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	2.389 (c)	07/15/31	500	484,057
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.293 (c)	10/23/31	750	725,220
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335 (c)	07/20/31	250	242,465
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.315 (c)	10/18/31	1,000	965,288

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.335%(c)	10/20/31	500	$ 482,691
York CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.448 (c)	07/22/32	1,000	980,251
				13,888,873
Consumer Loans 0.4%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26	130	130,091
Series 2019-02A, Class A, 144A	2.780	04/20/28	900	900,130
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.985 (c)	09/14/32	276	275,801
Series 2017-01A, Class C, 144A	3.350	09/14/32	135	133,052
Series 2018-01A, Class A, 144A	3.300	03/14/29	190	193,089

Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	300	301,162
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24	200	199,846
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.035 (c)	02/25/23	150	147,011
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29	792	800,056
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	616	615,443
				3,695,681
Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	1,100	1,322,887
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	421,853
Series 2018-A, Class A5, 144A	3.610	03/10/42	100	107,766
Series 2019-A, Class A5, 144A	3.080	11/12/41	400	430,731
				960,350

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	1.835%(c)	03/25/33	10	$ 10,502
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.085 (c)	07/25/32	4	4,046
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	1.460 (c)	09/25/32	36	34,666
				49,214
Other 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A	3.500	06/20/35	195	198,598
Series 2019-02A, Class A, 144A	2.590	05/20/36	497	496,400

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.985 (c)	06/25/24	1,400	1,313,118
				2,008,116
Residential Mortgage-Backed Securities 0.4%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.535 (c)	10/25/37	230	229,425
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125 (cc)	07/25/58	309	316,645
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	0.935 (c)	03/25/34	79	78,570
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	165	167,504
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	268	267,030
Series 2019-SL01, Class A, 144A	4.000 (cc)	12/28/54	61	61,941
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750 (cc)	01/25/61	237	242,636
Series 2018-01, Class A1, 144A	3.250 (cc)	05/25/62	140	145,424
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750 (cc)	06/25/57	791	813,926
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.785 (c)	02/25/57	394	390,743
Series 2017-06, Class A1, 144A	2.750 (cc)	10/25/57	390	403,541
Series 2018-05, Class A1, 144A	3.250 (cc)	07/25/58	158	167,619

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-06, Class A1A, 144A	3.750%(cc)	03/25/58	288	$ 302,736
Series 2019-MH01, Class A1, 144A	3.000 (cc)	11/25/58	158	160,757
				3,748,497
Student Loans 0.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	255	259,151
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	215	220,758
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	113	118,051
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	179	183,508
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	358	362,042
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	300	309,033
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	689	705,003
Series 2018-CA, Class A2, 144A	3.520	06/16/42	300	309,576
Series 2019-CA, Class A2, 144A	3.130	02/15/68	300	309,509
Series 2019-EA, Class A2A, 144A	2.640	05/15/68	500	510,912
Series 2019-FA, Class A2, 144A	2.600	08/15/68	700	719,231

Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000	12/15/59	300	312,494
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	400	415,574
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	600	612,507
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	400	413,603
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	600	621,723
				6,382,675

Total Asset-Backed Securities (cost $45,043,884)				45,532,121
Commercial Mortgage-Backed Securities 10.8%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	1,106,676
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,866,163

Barclays Commercial Mortgage Securities Trust, Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,565,956
Benchmark Mortgage Trust,
Series 2018-B03, Class A4	3.761	04/10/51	1,138	1,299,794
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,941,857

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2020-B17, Class A4	2.042%	03/15/53	650	$667,722

BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.985 (c)	12/15/36	1,100	1,091,288
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	1,550	1,657,288
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,181,852
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,422,406
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	823,366
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	196	208,616
Series 2015-GC29, Class A3	2.935	04/10/48	410	428,127
Series 2015-P01, Class A4	3.462	09/15/48	600	652,726
Series 2017-P08, Class A3	3.203	09/15/50	1,000	1,083,224
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,872,917
Series 2020-555, Class A, 144A	2.647	12/10/41	2,000	2,057,857
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,482,694
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	326	342,848
Series 2014-CR15, Class A2	2.928	02/10/47	118	118,355
Series 2014-CR18, Class A4	3.550	07/15/47	398	425,474
Series 2014-UBS04, Class A4	3.420	08/10/47	700	745,411
Series 2015-LC21, Class A3	3.445	07/10/48	700	759,863
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	765	816,503
Series 2017-C08, Class A3	3.127	06/15/50	800	864,684

DBJPM Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	800	856,964
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092 (cc)	04/25/27	1,138	1,266,204
Series 2015-M17, Class A2	3.015 (cc)	11/25/25	599	654,684
Series 2017-M01, Class A2	2.497 (cc)	10/25/26	300	323,555
Series 2017-M04, Class A2	2.670 (cc)	12/25/26	1,750	1,910,225
Series 2017-M08, Class A2	3.061 (cc)	05/25/27	1,250	1,397,177
Series 2018-M04, Class A2	3.147 (cc)	03/25/28	996	1,123,681
Series 2018-M10, Class A1	3.497 (cc)	07/25/28	214	236,246
Series 2018-M10, Class A2	3.497 (cc)	07/25/28	1,884	2,167,562
Series 2019-M25, Class A1	2.142	11/25/29	1,882	1,963,821
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.498 (cc)	05/25/22	2,541	53,778
Series K021, Class X1, IO	1.548 (cc)	06/25/22	783	17,252
Series K025, Class X1, IO	0.934 (cc)	10/25/22	1,310	20,447

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K055, Class X1, IO	1.498%(cc)	03/25/26	2,279	$ 150,610
Series K064, Class AM	3.327 (cc)	03/25/27	1,280	1,454,942
Series K068, Class AM	3.315	08/25/27	900	1,031,780
Series K069, Class A2	3.187 (cc)	09/25/27	1,066	1,219,047
Series K069, Class AM	3.248 (cc)	09/25/27	150	170,679
Series K070, Class A2	3.303 (cc)	11/25/27	1,742	2,008,083
Series K070, Class AM	3.364	12/25/27	225	259,785
Series K072, Class A2	3.444	12/25/27	300	349,160
Series K074, Class A2	3.600	01/25/28	2,773	3,249,188
Series K075, Class AM	3.650 (cc)	02/25/28	575	673,262
Series K076, Class AM	3.900	04/25/28	425	506,624
Series K077, Class A2	3.850 (cc)	05/25/28	1,180	1,406,849
Series K077, Class AM	3.850 (cc)	05/25/28	160	190,648
Series K079, Class AM	3.930	06/25/28	996	1,190,856
Series K080, Class AM	3.986 (cc)	07/25/28	1,777	2,125,964
Series K083, Class A2	4.050 (cc)	09/25/28	960	1,166,464
Series K083, Class AM	4.030 (cc)	10/25/28	275	332,617
Series K086, Class A2	3.859 (cc)	11/25/28	1,422	1,715,409
Series K086, Class AM	3.919 (cc)	12/25/28	200	241,359
Series K087, Class AM	3.832 (cc)	12/25/28	250	299,032
Series K157, Class A2	3.990 (cc)	05/25/33	700	865,998
Series W5FX, Class AFX	3.336 (cc)	04/25/28	380	431,674

GS Mortgage Securities Corp., Series 2018-GS10, Class A3	4.261 (cc)	07/10/51	1,325	1,481,899
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136	02/10/48	400	425,158
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.185 (c)	09/15/29	700	678,966
Series 2020-NNN, Class AFL, 144A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	1.055 (c)	01/16/37	900	864,792
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694	04/15/46	91	93,184
Series 2017-JP07, Class ASB	3.241	09/15/50	400	428,853
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	184,909
Series 2015-C23, Class A3	3.451	07/15/50	600	646,468
Series 2015-C25, Class A4	3.372	10/15/48	700	757,980
Series 2016-C029, Class A3	3.058	05/15/49	800	859,100
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,367,735
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,382,623
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,815,959

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264%	08/15/50	500	$ 537,085
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,541,082
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,888,367
Series 2018-C09, Class A3	3.854	03/15/51	400	448,345
Series 2018-C14, Class A3	4.180	12/15/51	996	1,145,685
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	203,787
Series 2013-C05, Class A3	2.920	03/10/46	151	154,481
Series 2013-C06, Class A3	2.971	04/10/46	200	205,656
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	852,551
Series 2016-C33, Class A3	3.162	03/15/59	1,280	1,356,132
Series 2016-C34, Class A3	2.834	06/15/49	800	842,429
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,266,286
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,572,087
Series 2017-C38, Class A4	3.190	07/15/50	700	768,706
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,202,459
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,973,716
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,647,578
Series 2020-C55, Class A4	2.474	02/15/53	3,600	3,806,244

Total Commercial Mortgage-Backed Securities (cost $90,202,093)				96,915,595
Corporate Bonds 16.4%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	500	350,185
Aerospace & Defense 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50	515	467,317
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/25	300	195,483
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	99	87,876
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	200,316
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	276,800
				1,227,792

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222%	08/15/24	810	$ 865,691
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	175	169,268
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	3	3,205
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	78	70,765
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	44	42,756
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	200	194,989
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	269,901
Sr. Unsec’d. Notes	5.250	05/04/25	300	315,928

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	65	59,756
				1,126,568
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	1.721 (c)	04/12/21	80	79,687
Gtd. Notes, 144A	3.100	04/12/21	105	106,776

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	330	336,001
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	135	111,240
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	206	203,940
Sr. Unsec’d. Notes	3.350	11/01/22	770	739,696
Sr. Unsec’d. Notes	5.875	08/02/21	200	201,983
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	164,590
Sr. Unsec’d. Notes	6.250	10/02/43	95	99,935
Sr. Unsec’d. Notes	6.600	04/01/36	80	86,138
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.170 (c)	04/09/21	160	158,616

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes	3.550%	04/09/21	120	$ 121,435
Gtd. Notes	3.950	04/13/24	616	636,221
Sr. Unsec’d. Notes	3.600	06/21/30	535	519,580

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850	01/15/21	565	567,864
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	215	217,316
Gtd. Notes, 144A	4.000	11/12/21	245	255,041
				4,606,059
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	248,324
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	357,046
				605,370
Banks 3.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	212,665
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125 (ff)	–(rr)	350	345,808
Jr. Sub. Notes, Series MM	4.300 (ff)	–(rr)	235	210,052
Sr. Unsec’d. Notes	3.004 (ff)	12/20/23	286	300,400
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	415,328
Sr. Unsec’d. Notes, GMTN	3.593 (ff)	07/21/28	160	179,708
Sr. Unsec’d. Notes, MTN	3.194 (ff)	07/23/30	215	237,152
Sr. Unsec’d. Notes, MTN	3.824 (ff)	01/20/28	1,835	2,072,912
Sr. Unsec’d. Notes, MTN	3.974 (ff)	02/07/30	115	133,675
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	882	976,694
Sr. Unsec’d. Notes, MTN	4.271 (ff)	07/23/29	350	411,832
Sub. Notes, MTN	4.450	03/03/26	365	419,274
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	2.500	06/28/24	660	699,582
Sr. Unsec’d. Notes, MTN	2.900	03/26/22	300	312,559
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	816,847
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	180,602
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.645 (ff)	06/24/31	1,075	1,067,053

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.375%	01/12/26	200	$ 225,772
Sr. Unsec’d. Notes, MTN	4.972 (ff)	05/16/29	400	468,707

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	284,434
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950 (ff)	–(rr)	280	264,333
Jr. Sub. Notes, Series R	6.125 (ff)	–(rr)	150	146,644
Jr. Sub. Notes, Series T	6.250 (ff)	–(rr)	105	111,452
Jr. Sub. Notes, Series U	5.000 (ff)	–(rr)	100	93,867
Jr. Sub. Notes, Series V	4.700 (ff)	–(rr)	1,020	910,848
Sr. Unsec’d. Notes(a)	2.572 (ff)	06/03/31	880	909,114
Sr. Unsec’d. Notes	3.668 (ff)	07/24/28	290	324,254
Sr. Unsec’d. Notes	3.700	01/12/26	200	223,477
Sr. Unsec’d. Notes	3.887 (ff)	01/10/28	1,500	1,688,349
Sub. Notes	4.400	06/10/25	767	857,513
Sub. Notes	4.450	09/29/27	195	221,919
Sub. Notes	4.750	05/18/46	55	69,566
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.846 (c)	02/04/21	200	199,005
Sr. Unsec’d. Notes	4.250	02/04/21	175	177,333
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	222,891

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	354,770
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.370 (c)	–(rr)	265	242,422
Sr. Unsec’d. Notes	3.750	02/25/26	50	55,946
Sr. Unsec’d. Notes	3.814 (ff)	04/23/29	165	186,383
Sr. Unsec’d. Notes	3.850	01/26/27	410	460,997
Sr. Unsec’d. Notes	4.223 (ff)	05/01/29	120	139,110
Sr. Unsec’d. Notes	5.750	01/24/22	250	269,660
Sub. Notes	6.750	10/01/37	275	397,995
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000 (ff)	–(rr)	345	331,015
Jr. Sub. Notes, Series HH	4.600 (ff)	–(rr)	1,290	1,149,709
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230 (c)	–(rr)	146	133,551
Sr. Unsec’d. Notes	2.950	10/01/26	210	230,270
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,182,656
Sr. Unsec’d. Notes	3.509 (ff)	01/23/29	265	298,574
Sr. Unsec’d. Notes	3.702 (ff)	05/06/30	145	166,078
Sr. Unsec’d. Notes	3.782 (ff)	02/01/28	1,591	1,799,090
Sr. Unsec’d. Notes	4.005 (ff)	04/23/29	796	919,584

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.452%(ff)	12/05/29	250	$ 299,649
Sub. Notes	3.875	09/10/24	90	99,647

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	331,695
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	4.829 (c)	–(rr)	125	110,951
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	48,546
Sr. Unsec’d. Notes, GMTN	3.772 (ff)	01/24/29	1,173	1,334,902
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	420,135
Sr. Unsec’d. Notes, GMTN	4.431 (ff)	01/23/30	240	285,858
Sr. Unsec’d. Notes, MTN	3.591 (ff)	07/22/28	1,536	1,726,639

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	328,936
State Street Corp., Jr. Sub. Notes, Series F	5.250 (ff)	–(rr)	190	180,760
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393 (ff)	06/02/28	2,500	2,582,610
Sr. Unsec’d. Notes, MTN	2.572 (ff)	02/11/31	1,025	1,071,442
				33,531,201
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	150	175,474
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	120	129,148
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	825	1,103,111
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	190	195,297
				1,603,030
Building Materials 0.2%
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	800	790,672

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Johnson Controls International PLC, Sr. Unsec’d. Notes	6.000%	01/15/36		450	$ 564,555
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		300	296,842
					1,652,069
Chemicals 0.4%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44		150	162,370
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		640	656,270
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		67	111,231
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		200	180,228
Gtd. Notes	6.500	09/27/28		200	176,780

Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	2,250	2,553,338
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25		100	120,010
					3,960,227
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	524,716
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,170,802
Gtd. Notes, 144A	7.000	10/15/37		20	25,640

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	104,836
Loxam SAS (France), Sr. Sub. Notes	5.750	07/15/27	EUR	1,100	977,689
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	327,026
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	316,116
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	64,220
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30		425	411,518

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes	4.875%	01/15/28	200	$ 204,933
Gtd. Notes	5.500	05/15/27	250	258,781

Yale University, Unsec’d. Notes	1.482	04/15/30	595	601,307
				4,987,584
Diversified Financial Services 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	74,498
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	5.250	02/06/12(d)	345	3,864
Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)	100	1,150

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	600	576,420
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	221,180
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	390,912
U.S. Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	65	69,678
				1,337,702
Electric 1.4%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	162,112
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	169,783
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25	1,000	1,009,816
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	179,703
General Ref. Mortgage, Series Z	2.400	09/01/26	170	177,737

Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	894,001
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	800	859,895
Jr. Sub. Notes	4.104	04/01/21	400	409,311

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	730,907
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	80,576

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	210	$ 227,826
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	175,886
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	769,366
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875	05/25/22	500	516,881
Gtd. Notes, 144A	4.625	09/14/25	265	301,983

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	208,255
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	5.750	01/26/21	540	516,357
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	370,677
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	64,016
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	85,565
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	41,237
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	321,313
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	265,820
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	309,526
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	194,714
Sr. Unsec’d. Notes	4.150	04/01/48	175	216,530

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	44,382
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	177,700
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	281,100
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	285,087
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A(a)	2.875	07/15/29	1,135	1,252,239
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	615,755
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	667,145

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	$ 127,512
				12,710,713
Electronics 0.2%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	150	152,392
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24	1,200	1,305,438
				1,457,830
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	176,409
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	189,132
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	176,409
				541,950
Entertainment 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	225	71,115
Gtd. Notes	5.875	11/15/26	375	119,698

International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	650	664,042
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21	350	350,302
				1,205,157
Foods 0.4%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	650	650,850
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800	10/22/21	902	937,716
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.875	10/01/49	450	465,892

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Mars, Inc., Gtd. Notes, 144A	3.950%	04/01/49		275	$ 342,969
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	1,000	1,117,882
					3,515,309
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		40	40,635
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41		30	39,102
Sr. Unsec’d. Notes	7.300	11/15/39		175	246,545
					326,282
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		825	874,199
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	222,631
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		10	11,519
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	3.490	05/15/27		548	618,512
Sr. Unsec’d. Notes	4.800	02/15/44		40	48,950

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	844,225
					2,620,036
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		295	421,554
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	411,241
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	126,096
					958,891
Healthcare-Services 0.6%
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49		115	137,911

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625%	05/15/42		45	$ 56,238
Sr. Unsec’d. Notes	4.650	01/15/43		30	37,899

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	995,924
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	853,860
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47		95	117,549
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20		75	75,034
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		200	191,717
Gtd. Notes	5.375	02/01/25		230	247,489

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	3.200	06/01/50		160	163,120
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	620,217
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47		140	182,881
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22		20	20,744
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22		400	352,369
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	198,349
Unsec’d. Notes, Series H	2.746	10/01/26		50	53,506

Tenet Healthcare Corp., Sr. Sec’d. Notes	4.625	07/15/24		478	468,202
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24		355	390,261
					5,163,270
Home Builders 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	4.875	02/15/30		600	500,330

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625%	03/01/30	325	$ 313,349
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	90	93,463
				907,142
Insurance 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	120,959
Gtd. Notes, 144A	3.951	10/15/50	180	189,929
Gtd. Notes, 144A	4.569	02/01/29	350	409,778

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	146,065
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	28,790
Sr. Unsec’d. Notes	5.000	04/05/46	325	399,015

New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	166,810
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	18,422
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	286,529
Sub. Notes, 144A	6.850	12/16/39	22	33,524

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	50,386
				1,850,207
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	130,602
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	547,929
				678,531
Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	99,136

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes	1.950%	01/30/28	975	$ 982,055
Sr. Unsec’d. Notes	4.875	10/01/21	160	168,321
				1,249,512
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375	06/01/29	900	949,437
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	141,676
Sr. Sec’d. Notes	6.384	10/23/35	110	145,150
Sr. Sec’d. Notes	6.484	10/23/45	172	229,692

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24	1,000	927,664
Comcast Corp., Gtd. Notes	3.969	11/01/47	19	22,841
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	740	795,186
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	300	304,223
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	550	401,590
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	700,828
DISH DBS Corp., Sr. Unsec’d. Notes, 144A	7.375	07/01/28	225	225,213
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	169,103
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43	600	618,973
Sr. Unsec’d. Notes	5.250	04/01/44	65	72,624

Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	155,030
Walt Disney Co. (The), Gtd. Notes	7.625	11/30/28	125	179,211
				6,038,441
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	390,685

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%(ff)	10/19/75	65	$ 65,520
Newmont Corp., Gtd. Notes	3.625	06/09/21	110	112,263
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	132,539
				701,007
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	494,054
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	70	73,258
Sr. Unsec’d. Notes	3.250	02/11/22	65	66,717
				139,975
Oil & Gas 1.4%
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	250	180,582
Gtd. Notes	5.625	06/01/23	500	323,075

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	225	193,430
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	518	567,019
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375 (ff)	–(rr)	750	761,703
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	318	273,580
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	2.875	09/30/29	450	478,353
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	2,000	2,133,411
Gtd. Notes	4.875	10/01/47	35	39,373

ConocoPhillips Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	209,496
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23	754	720,277

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		35	$ 34,193
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	140,149
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		240	258,065
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29		650	649,640
MEG Energy Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.125	02/01/27		200	166,141
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	172,307
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	303,316
Gtd. Notes	6.500	02/01/38		50	42,374
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	230	290,359
Gtd. Notes	6.900	03/19/49		430	452,863
Gtd. Notes	7.375	01/17/27		60	66,746
Gtd. Notes	8.750	05/23/26		60	70,869
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21		50	50,123
Gtd. Notes	6.350	02/12/48		136	100,963
Gtd. Notes	6.500	03/13/27		1,650	1,505,196
Gtd. Notes, 144A	6.490	01/23/27		73	66,603
Gtd. Notes, 144A	7.690	01/23/50		303	251,044
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	233,789
Gtd. Notes, MTN	6.750	09/21/47		641	493,292
Gtd. Notes, MTN	6.875	08/04/26		10	9,451

Range Resources Corp., Gtd. Notes, 144A	9.250	02/01/26		625	562,663
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		345	390,483
					12,190,928
Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	361,522
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		23	25,255
					386,777

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.0%
WestRock RKT LLC, Gtd. Notes	4.900%	03/01/22	95	$ 100,821
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	315	348,264
Sr. Unsec’d. Notes	4.500	05/14/35	235	283,672
Sr. Unsec’d. Notes	4.700	05/14/45	250	311,547
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	1,285	1,553,480
Sr. Unsec’d. Notes, 144A	4.550	03/15/35	430	520,693

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	200	204,981
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	71,508
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	70	88,969
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	395	520,195
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	225	313,299

Cigna Corp., Gtd. Notes, 144A	4.500	02/25/26	967	1,124,808
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	1,635	1,911,503
Sr. Unsec’d. Notes	4.780	03/25/38	90	111,268
Sr. Unsec’d. Notes	5.125	07/20/45	487	628,335
Sr. Unsec’d. Notes	5.300	12/05/43	45	58,609

Mylan NV, Gtd. Notes(a)	5.250	06/15/46	755	929,988
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	832	848,620
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	251,450
Upjohn, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	140	150,163
Gtd. Notes, 144A	4.000	06/22/50	260	278,036
				10,509,388
Pipelines 0.7%
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	210	226,025
Gtd. Notes	5.000	05/15/50	170	161,211
Gtd. Notes	5.300	04/15/47	500	493,897

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes	4.200%	01/31/50	345	$ 384,847
Gtd. Notes	4.850	03/15/44	185	214,807

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	357,033
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	175	174,926
Sr. Unsec’d. Notes	4.875	06/01/25	375	418,493
Sr. Unsec’d. Notes	5.200	03/01/47	20	21,347
Sr. Unsec’d. Notes	5.500	02/15/49	90	99,695

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	221,148
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	930,814
Gtd. Notes	4.950	07/13/47	50	48,252

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	390,092
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.300	01/31/43	740	636,787
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	179,297
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	443,810
Sr. Unsec’d. Notes	5.300	03/01/48	20	16,235
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	21,835
Sr. Unsec’d. Notes	4.900	01/15/45	220	234,235
Sr. Unsec’d. Notes	5.400	03/04/44	175	193,441
				5,868,227
Real Estate Investment Trusts (REITs) 0.5%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	450	472,496
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	352,761
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	191,232
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	315	323,091
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	1,750	1,770,237

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT Operating Partnership LP, Gtd. Notes	3.400%	01/15/28		800	$ 805,439
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26		160	179,193
					4,094,449
Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes(a)	4.200	05/15/28		2,350	2,729,027
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,311,026
L Brands, Inc., Gtd. Notes	6.625	04/01/21		225	233,220
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22		26	23,296
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		170	165,102
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		500	497,282
					4,958,953
Semiconductors 0.2%
Broadcom, Inc.,
Gtd. Notes, 144A	3.459	09/15/26		166	178,195
Gtd. Notes, 144A	4.700	04/15/25		1,750	1,970,520
					2,148,715
Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		48	49,646
Sr. Unsec’d. Notes	2.675	06/01/60		295	307,753
					357,399
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	1.498 (c)	06/12/24		542	543,109
Sr. Unsec’d. Notes	3.400	05/15/25		170	186,567
Sr. Unsec’d. Notes	3.600	07/15/25		25	27,736
Sr. Unsec’d. Notes	3.800	02/15/27		240	269,432

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.300%	02/15/30	80	$ 93,533
Sr. Unsec’d. Notes(a)	4.550	03/09/49	575	677,784
Sr. Unsec’d. Notes	4.850	03/01/39	1,680	2,038,715
Sr. Unsec’d. Notes	5.150	03/15/42	95	118,485
Sr. Unsec’d. Notes	5.250	03/01/37	60	74,339
Sr. Unsec’d. Notes	5.350	09/01/40	4	5,028

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	81,733
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)	400	228,201
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	1,250	1,322,343
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	300	429,093
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	86	87,110
T-Mobile USA, Inc., Sr. Sec’d. Notes, 144A	2.550	02/15/31	1,500	1,504,331
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	185	231,773
Sr. Unsec’d. Notes	4.862	08/21/46	711	963,676
				8,882,988
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	186,597
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	238,038
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	102,308
Sr. Unsec’d. Notes	5.590	05/17/25	20	23,781
				550,724

Total Corporate Bonds (cost $141,821,809)				146,461,154

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	35	$ 41,646
California 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	379,465
Taxable, Revenue Bonds	2.574	04/01/31	415	446,776
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	348,426
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	24,362
				1,199,029
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	238,268
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	36,656
General Obligation Unlimited, Series D	5.000	11/01/22	710	744,570
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	100	101,475
				1,120,969
Michigan 0.1%
University of Michigan, Revenue Bonds, Series B	2.437	04/01/40	550	568,084
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	280,365
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	248,889

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910%	06/01/40	65	$ 92,865
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	52,569
				145,434
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	101,769
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	123,485
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	108,267

Total Municipal Bonds (cost $3,207,338)				3,937,937
Residential Mortgage-Backed Securities 1.5%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/20	3	3,142
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.709 (cc)	02/25/35	15	14,276
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.785 (c)	04/25/28	80	78,722
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.035 (c)	10/25/28	93	91,883
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.285 (c)	07/25/29	101	100,557
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.785 (c)	07/25/29	300	290,653
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.585 (c)	10/25/29	99	98,847
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.185 (c)	10/25/29	300	288,547
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.845 (c)	06/25/30	290	290,051

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.595%(c)	06/25/30		150	$150,000

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	3.988 (cc)	02/25/37		39	37,443
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.173 (c)	01/25/57		387	387,321
Series 2017-06, Class A1, 144A	3.015 (cc)	06/25/57		519	521,864
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65		365	363,542
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.335 (c)	09/25/31		287	283,907
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.285 (c)	10/25/39		300	290,797
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850 (cc)	09/25/57		610	647,587
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.585 (c)	12/26/59^		1,277	1,273,283

Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.885 (c)	11/25/28		69	66,598
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M21 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.335 (c)	10/25/30		94	92,391
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42		500	584,951
Series 2018-78, Class A	3.500	07/25/43		421	432,218

Finsbury Square PLC (United Kingdom), Series 2020-02A, Class A, 144A	— (p)	06/16/70	GBP	200	248,055
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA01, Class M11 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.385 (c)	07/25/29		29	28,993
Series 2017-DNA03, Class M11 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.935 (c)	03/25/30		157	156,965
Series 2020-DNA03, Class M2, 144A	— (p)	06/25/50		215	215,000

Freddie Mac Structured Agency Credit Risk REMIC Trust, Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.035 (c)	02/25/50		360	341,318
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.935 (c)	09/25/48		1	590

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Trust, (cont’d.)
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.935%(c)	02/25/49	16	$15,523

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	1,178	1,159,988
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	3.995 (cc)	07/25/35	16	15,407
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	93	92,943
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	188	187,361
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	388	384,467

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.673 (c)	04/01/24	93	93,244
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750 (cc)	03/25/57	75	79,408
Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250 (cc)	10/25/69	166	174,271
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000 (cc)	12/25/57	233	247,073
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.935 (c)	01/25/48	166	164,729

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.585 (c)	07/25/29	12	11,580
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.835 (c)	06/25/57	147	144,982
Park Avenue Funding Trust, Series 2020-02, Class PT, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.184 (c)	06/02/22	2,190	2,190,000
Radnor Re Ltd. (Bermuda), Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.635 (c)	02/25/30	200	183,444
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	569	620,299
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.765 (cc)	02/25/34	25	23,777

Total Residential Mortgage-Backed Securities (cost $13,151,382)				13,167,997
Sovereign Bonds 1.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	485	530,297

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375%	07/12/21		200	$ 205,565
Sr. Unsec’d. Notes	5.000	06/15/45		200	225,573
Sr. Unsec’d. Notes	7.375	09/18/37		100	136,976
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	290	316,387
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	450	480,449
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	290	302,037

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	208,120
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		250	233,918
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375	03/29/21		114	118,566
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	426,649
Sr. Unsec’d. Notes	4.450	02/11/24		200	217,046
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	364,520
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	225,497

Iraq International Bond (Iraq), Sr. Unsec’d. Notes, 144A	5.800	01/15/28		370	334,544
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	209,506
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	414,627

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	287,580
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	107,556
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		70	75,232

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26		135	177,157
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	214,649
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	273,098
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		1,900	1,927,239
Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,998,149

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23		160	169,447

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	420	$ 509,767
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	334,209
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	207,975
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	297,238
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	222,044

Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	5.750	01/18/22		200	156,992
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	207,173
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	322,577
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	400	387,029
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	667,191
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		210	268,976
Sr. Unsec’d. Notes	5.100	06/18/50		65	83,942

Total Sovereign Bonds (cost $13,773,259)					13,845,497
U.S. Government Agency Obligations 1.2%
Federal Home Loan Bank(k)	5.500	07/15/36		135	210,989
Federal Home Loan Mortgage Corp.	4.500	10/01/39		152	168,860
Federal Home Loan Mortgage Corp.	5.000	04/01/34		12	14,085
Federal Home Loan Mortgage Corp.	5.000	05/01/34		23	26,684
Federal Home Loan Mortgage Corp.	5.000	10/01/35		36	41,176
Federal Home Loan Mortgage Corp.	5.500	12/01/33		23	26,640
Federal Home Loan Mortgage Corp.	5.500	05/01/34		8	8,775
Federal Home Loan Mortgage Corp.	5.500	07/01/34		57	65,348
Federal Home Loan Mortgage Corp.	5.500	05/01/37		9	10,397
Federal Home Loan Mortgage Corp.	5.500	10/01/37		18	21,000
Federal Home Loan Mortgage Corp.	6.000	01/01/34		27	29,782
Federal Home Loan Mortgage Corp.	6.750	09/15/29		25	37,624
Federal Home Loan Mortgage Corp.	7.000	10/01/31		1	765
Federal Home Loan Mortgage Corp.	7.000	05/01/32		12	13,154
Federal National Mortgage Assoc.	4.500	09/01/39		128	142,053
Federal National Mortgage Assoc.	4.500	08/01/40		105	117,236
Federal National Mortgage Assoc.	4.500	02/01/44		161	178,770
Federal National Mortgage Assoc.	4.500	08/01/44		282	311,690
Federal National Mortgage Assoc.	4.500	01/01/45		268	298,544
Federal National Mortgage Assoc.	5.000	07/01/35		20	23,062

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	02/01/36	52	$ 59,870
Federal National Mortgage Assoc.	5.000	11/01/41	313	358,680
Federal National Mortgage Assoc.	5.500	06/01/33	10	11,987
Federal National Mortgage Assoc.	5.500	08/01/33	16	18,652
Federal National Mortgage Assoc.	5.500	09/01/33	29	32,806
Federal National Mortgage Assoc.	5.500	09/01/33	49	55,339
Federal National Mortgage Assoc.	5.500	01/01/34	22	25,092
Federal National Mortgage Assoc.	5.500	01/01/34	24	27,423
Federal National Mortgage Assoc.	5.500	07/01/34	37	42,630
Federal National Mortgage Assoc.	6.000	09/01/21	—(r)	97
Federal National Mortgage Assoc.	6.000	11/01/33	30	33,648
Federal National Mortgage Assoc.	6.000	01/01/34	8	8,830
Federal National Mortgage Assoc.	6.000	01/01/34	101	118,331
Federal National Mortgage Assoc.	6.000	02/01/34	11	12,487
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,698
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,546
Federal National Mortgage Assoc.	6.000	11/01/34	10	11,860
Federal National Mortgage Assoc.	6.000	11/01/34	25	28,345
Federal National Mortgage Assoc.	6.000	11/01/34	61	69,524
Federal National Mortgage Assoc.	6.000	01/01/35	12	13,028
Federal National Mortgage Assoc.	6.000	01/01/35	59	66,363
Federal National Mortgage Assoc.	6.000	02/01/35	52	60,358
Federal National Mortgage Assoc.	6.000	08/01/36	16	18,369
Federal National Mortgage Assoc.	6.000	08/01/38	7	7,806
Federal National Mortgage Assoc.	6.250	05/15/29	45	65,182
Federal National Mortgage Assoc.	6.500	05/01/24	9	10,458
Federal National Mortgage Assoc.	6.500	07/01/29	10	10,957
Federal National Mortgage Assoc.	6.500	07/01/32	14	15,552
Federal National Mortgage Assoc.	6.500	04/01/33	10	11,967
Federal National Mortgage Assoc.	6.500	01/01/34	11	12,220
Federal National Mortgage Assoc.	6.500	01/01/34	16	18,178
Federal National Mortgage Assoc.	6.500	10/01/36	18	21,209
Federal National Mortgage Assoc.	6.500	09/01/37	53	60,599
Federal National Mortgage Assoc.	6.500	10/01/37	48	54,647
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	224,281
Federal National Mortgage Assoc.	7.000	06/01/32	13	15,450
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	704,465
Federal National Mortgage Assoc.	7.500	09/01/30	1	966
Federal National Mortgage Assoc.	8.000	12/01/23	1	621
Federal National Mortgage Assoc.	8.500	02/01/28	2	2,001
Government National Mortgage Assoc.	3.000	09/20/43	216	231,159
Government National Mortgage Assoc.	3.000	01/20/44	65	69,211
Government National Mortgage Assoc.	3.000	03/15/45	205	216,743
Government National Mortgage Assoc.	3.000	05/20/45	280	298,423
Government National Mortgage Assoc.	3.000	08/20/45	463	495,115
Government National Mortgage Assoc.	3.000	06/20/46	586	623,348

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.(k)	3.000%	12/20/46	934	$ 992,344
Government National Mortgage Assoc.	3.000	01/20/47	856	910,068
Government National Mortgage Assoc.	3.000	03/20/47	300	318,587
Government National Mortgage Assoc.	3.000	12/20/48	1,443	1,533,511
Government National Mortgage Assoc.	5.000	10/20/37	13	14,882
Government National Mortgage Assoc.	5.000	04/20/45	96	108,580
Government National Mortgage Assoc.	5.500	07/15/33	25	27,298
Government National Mortgage Assoc.	5.500	12/15/33	11	11,751
Government National Mortgage Assoc.	5.500	09/15/34	100	109,732
Government National Mortgage Assoc.	5.500	01/15/36	49	54,727
Government National Mortgage Assoc.	5.500	02/15/36	73	80,506
Government National Mortgage Assoc.	6.500	09/15/23	2	2,765
Government National Mortgage Assoc.	6.500	10/15/23	2	2,090
Government National Mortgage Assoc.	6.500	12/15/23	1	809
Government National Mortgage Assoc.	6.500	12/15/23	3	2,920
Government National Mortgage Assoc.	6.500	12/15/23	4	3,947
Government National Mortgage Assoc.	6.500	04/15/24	24	26,499
Government National Mortgage Assoc.	6.500	07/15/32	2	2,571
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	327
Government National Mortgage Assoc.	6.500	08/15/32	1	757
Government National Mortgage Assoc.	6.500	08/15/32	2	1,791
Government National Mortgage Assoc.	6.500	08/15/32	11	12,759
Government National Mortgage Assoc.	7.000	06/15/24	7	7,409
Government National Mortgage Assoc.	7.000	05/15/31	6	6,695
Government National Mortgage Assoc.	7.500	04/15/29	1	603
Government National Mortgage Assoc.	7.500	12/15/29	3	2,847
Government National Mortgage Assoc.	8.000	08/15/22	—(r)	551
Government National Mortgage Assoc.	8.000	12/15/22	1	1,155
Government National Mortgage Assoc.	8.000	12/15/22	2	2,431
Government National Mortgage Assoc.	8.000	06/15/25	16	17,620
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	139,432

Total U.S. Government Agency Obligations (cost $9,698,631)				10,398,119
U.S. Treasury Obligations 1.8%
U.S. Treasury Bonds	2.875	05/15/43	1,085	1,416,603
U.S. Treasury Bonds	3.125	02/15/43	105	142,308
U.S. Treasury Bonds(k)	3.625	08/15/43	2,455	3,584,684
U.S. Treasury Bonds	3.625	02/15/44	1,460	2,136,619
U.S. Treasury Bonds	3.750	11/15/43	1,975	2,938,738
U.S. Treasury Strips Coupon	1.468 (s)	11/15/41	210	155,236
U.S. Treasury Strips Coupon	2.052 (s)	11/15/43	6,350	4,461,123
U.S. Treasury Strips Coupon(k)	2.502 (s)	11/15/30	194	177,949
U.S. Treasury Strips Coupon(k)	2.752 (s)	08/15/30	321	295,006
U.S. Treasury Strips Coupon(k)	2.843 (s)	11/15/35	575	484,977

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Principal, PO(h)	1.927%(s)	05/15/43	550	$ 397,826

Total U.S. Treasury Obligations (cost $15,217,176)				16,191,069

Total Long-Term Investments (cost $795,333,070)				883,216,172

	Shares
Short-Term Investments 5.6%
Affiliated Mutual Funds 5.6%
PGIM Core Ultra Short Bond Fund(w)	5,742,110	5,742,110
PGIM Institutional Money Market Fund (cost $44,033,405; includes $44,010,221 of cash collateral for securities on loan)(b)(w)	44,059,559	44,059,559
Total Affiliated Mutual Funds (cost $49,775,515)		49,801,669

Options Purchased*~ 0.0%
(cost $3,296)	186,868

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $199,931)	0.159%	09/17/20	200	199,939

Total Short-Term Investments (cost $49,978,742)				50,188,476

TOTAL INVESTMENTS 104.5% (cost $845,311,812)				933,404,648
Liabilities in excess of other assets(z) (4.5)%				(40,062,203)

Net Assets 100.0%				$ 893,342,445

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLO—Collateralized Loan Obligation
CMBS—Collateralized Mortgage-Backed Security
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,268,067 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,364,988; cash collateral of $44,010,221 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of June 30, 2020.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	577	$ 12,877

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	561	$ 12,491
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,402	29,622
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,784	58,940
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,820	61,755
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	561	11,183
Total Options Purchased (cost $3,296)							$186,868
Futures contracts outstanding at June 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
126	5 Year U.S. Treasury Notes	Sep. 2020	$ 15,843,516	$ 28,985
89	20 Year U.S. Treasury Bonds	Sep. 2020	15,892,062	109,290
160	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	34,905,000	57,995
11	S&P 500 E-Mini Index	Sep. 2020	1,699,610	15,356
				211,626
Short Positions:
492	2 Year U.S. Treasury Notes	Sep. 2020	108,647,438	(30,949)
20	5 Year Euro-Bobl	Sep. 2020	3,033,001	(14,736)
2	10 Year Euro-Bund	Sep. 2020	396,640	(3,338)
534	10 Year U.S. Treasury Notes	Sep. 2020	74,317,784	(224,173)
54	10 Year U.S. Ultra Treasury Notes	Sep. 2020	8,504,157	(52,531)
23	Euro Schatz Index	Sep. 2020	2,897,754	(1,756)
				(327,483)
				$(115,857)
Forward foreign currency exchange contracts outstanding at June 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	Citibank, N.A.	AUD	155	$ 108,000	$ 106,809	$ —	$ (1,191)
Expiring 07/20/20	Citibank, N.A.	AUD	121	80,000	83,177	3,177	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	162	106,000	111,836	5,836	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	156	$ 108,000	$ 107,992	$ —	$ (8)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	145	95,000	99,803	4,803	—
Brazilian Real,
Expiring 07/02/20	HSBC Bank USA, N.A.	BRL	202	36,093	37,130	1,037	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	460	94,000	84,602	—	(9,398)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	366	69,000	67,274	—	(1,726)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	1,482	282,396	272,579	—	(9,817)
Expiring 08/04/20	Citibank, N.A.	BRL	574	105,597	105,376	—	(221)
British Pound,
Expiring 07/17/20	Citibank, N.A.	GBP	82	102,000	101,521	—	(479)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	75	93,000	92,334	—	(666)
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	188	133,000	138,452	5,452	—
Expiring 07/20/20	Citibank, N.A.	CAD	329	244,000	242,387	—	(1,613)
Expiring 07/20/20	Citibank, N.A.	CAD	314	233,000	231,441	—	(1,559)
Expiring 07/20/20	Citibank, N.A.	CAD	175	130,000	129,157	—	(843)
Expiring 07/20/20	Citibank, N.A.	CAD	156	114,000	114,647	647	—
Expiring 07/20/20	HSBC Bank USA, N.A.	CAD	95	67,600	70,131	2,531	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	222	159,000	163,874	4,874	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	183	130,000	134,469	4,469	—
Expiring 07/20/20	The Toronto-Dominion Bank	CAD	226	161,000	166,329	5,329	—
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	85,965	105,650	104,780	—	(870)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	73,340	92,000	89,391	—	(2,609)
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	1,348	188,000	190,287	2,287	—
Expiring 08/07/20	Citibank, N.A.	CNH	2,544	359,000	359,002	2	—
Expiring 08/07/20	Citibank, N.A.	CNH	2,481	349,000	350,119	1,119	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,848	261,000	260,893	—	(107)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,539	217,000	217,237	237	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,500	211,000	211,675	675	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,218	172,000	171,879	—	(121)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	1,495	$ 211,367	$ 210,983	$ —	$ (384)
Colombian Peso,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	537,127	144,000	142,012	—	(1,988)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	269,735	72,000	71,316	—	(684)
Czech Koruna,
Expiring 07/17/20	BNP Paribas S.A.	CZK	2,364	101,000	99,663	—	(1,337)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,506	104,116	105,638	1,522	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,190	91,000	92,331	1,331	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,065	88,000	87,034	—	(966)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,046	84,000	86,260	2,260	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	1,973	80,000	83,181	3,181	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	1,758	74,000	74,107	107	—
Euro,
Expiring 07/17/20	Citibank, N.A.	EUR	90	101,000	100,904	—	(96)
Expiring 07/17/20	Citibank, N.A.	EUR	87	99,000	97,936	—	(1,064)
Expiring 07/17/20	HSBC Bank USA, N.A.	EUR	116	126,000	130,051	4,051	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	377	413,883	423,253	9,370	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	196	216,000	220,730	4,730	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	174	194,000	195,830	1,830	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	165	181,000	185,728	4,728	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	111	121,000	125,093	4,093	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	106	116,000	119,244	3,244	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	102	116,000	114,973	—	(1,027)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	94	103,585	105,181	1,596	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	93	$ 105,479	$ 104,318	$ —	$ (1,161)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	93	106,056	104,507	—	(1,549)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	93	105,684	104,649	—	(1,035)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	213	240,754	239,037	—	(1,717)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	94	103,351	105,215	1,864	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	93	103,646	104,488	842	—
Hungarian Forint,
Expiring 07/17/20	Citibank, N.A.	HUF	54,166	168,000	171,825	3,825	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	57,520	173,411	182,465	9,054	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	45,858	151,000	145,470	—	(5,530)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	44,529	138,000	141,254	3,254	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	23,131	76,000	73,375	—	(2,625)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	16,657	51,750	52,838	1,088	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	5,529	17,250	17,539	289	—
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	8,051	105,597	105,684	87	—
Indonesian Rupiah,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	1,668,092	110,543	113,152	2,609	—
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	3,307,423	218,919	224,354	5,435	—
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	672	195,000	194,403	—	(597)
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	1,094	317,182	316,443	—	(739)
Japanese Yen,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	JPY	10,823	99,700	100,257	557	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	10,620	99,000	98,376	—	(624)
Expiring 07/17/20	BNP Paribas S.A.	JPY	10,514	97,000	97,391	391	—
Expiring 07/17/20	Citibank, N.A.	JPY	11,852	110,505	109,787	—	(718)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/17/20	Citibank, N.A.	JPY	11,329	$ 105,754	$ 104,945	$ —	$ (809)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	51,915	486,120	480,903	—	(5,217)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	28,934	269,917	268,023	—	(1,894)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	24,416	228,009	226,177	—	(1,832)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	11,831	111,000	109,591	—	(1,409)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	10,181	95,000	94,314	—	(686)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	11,215	105,684	103,889	—	(1,795)
Expiring 07/17/20	The Toronto-Dominion Bank	JPY	11,305	105,000	104,718	—	(282)
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	4,594	208,168	197,794	—	(10,374)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,430	105,688	104,617	—	(1,071)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,348	105,754	101,082	—	(4,672)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,285	104,761	98,374	—	(6,387)
New Taiwanese Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	13,004	443,446	446,969	3,523	—
New Zealand Dollar,
Expiring 07/20/20	Citibank, N.A.	NZD	297	192,000	191,509	—	(491)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	351	223,250	226,775	3,525	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	322	207,800	207,908	108	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	133	81,000	85,673	4,673	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	NZD	151	99,000	97,765	—	(1,235)
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	984	102,000	102,228	228	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	1,197	129,000	124,350	—	(4,650)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	989	103,000	102,720	—	(280)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	7,538	$ 150,000	$ 150,897	$ 897	$ —
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	11,221	223,000	224,641	1,641	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	3,827	75,970	76,605	635	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	3,321	66,030	66,490	460	—
Polish Zloty,
Expiring 07/17/20	BNP Paribas S.A.	PLN	760	181,989	192,120	10,131	—
Expiring 07/17/20	Citibank, N.A.	PLN	403	100,000	101,872	1,872	—
Expiring 07/17/20	Citibank, N.A.	PLN	362	90,000	91,388	1,388	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	495	125,950	125,180	—	(770)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	493	125,713	124,626	—	(1,087)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	344	83,000	86,972	3,972	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	663	161,000	167,476	6,476	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	553	141,000	139,760	—	(1,240)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	478	115,000	120,759	5,759	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	372	93,000	93,949	949	—
Russian Ruble,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	8,804	125,950	122,623	—	(3,327)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	7,244	104,084	100,891	—	(3,193)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	25,067	348,507	349,126	619	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	25,067	355,601	349,125	—	(6,476)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	7,578	108,000	105,541	—	(2,459)
Singapore Dollar,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,151	828,526	825,922	—	(2,604)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	355	256,000	254,772	—	(1,228)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	322	$ 232,000	$ 231,166	$ —	$ (834)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	279	201,000	200,511	—	(489)
South African Rand,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,062	63,000	60,689	—	(2,311)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,022	61,000	58,407	—	(2,593)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	997	58,000	57,011	—	(989)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	128,109	106,024	106,848	824	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	295,711	247,000	246,635	—	(365)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	252,890	209,521	210,921	1,400	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	144,002	121,000	120,104	—	(896)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	137,597	114,000	114,762	762	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	287,328	240,000	239,644	—	(356)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	251,639	209,521	209,877	356	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	226,769	189,000	189,135	135	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	141,246	118,000	117,805	—	(195)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	126,896	105,650	105,837	187	—
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	1,383	140,000	148,460	8,460	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	1,137	115,000	122,039	7,039	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	1,057	107,000	113,407	6,407	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	937	96,000	100,574	4,574	—
Expiring 07/15/20	The Toronto-Dominion Bank	SEK	1,469	156,000	157,637	1,637	—
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	229	237,000	241,578	4,578	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	408	418,981	431,058	12,077	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/16/20	BNP Paribas S.A.	THB	2,509	$ 81,360	$ 81,172	$ —	$ (188)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	10,092	326,000	326,477	477	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	7,504	241,000	242,755	1,755	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	6,520	210,000	210,925	925	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	5,412	171,800	175,074	3,274	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	5,186	167,000	167,775	775	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	4,461	144,640	144,304	—	(336)
Turkish Lira,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	1,076	152,000	153,730	1,730	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	572	81,000	81,729	729	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	539	76,000	76,926	926	—
				$23,001,282	$23,090,889	219,696	(130,089)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	Citibank, N.A.	AUD	220	$ 152,000	$ 152,007	$ —	$ (7)
Expiring 07/20/20	Citibank, N.A.	AUD	191	122,616	132,081	—	(9,465)
Expiring 07/20/20	Citibank, N.A.	AUD	139	96,000	96,063	—	(63)
Expiring 07/20/20	HSBC Bank USA, N.A.	AUD	2,269	1,451,932	1,565,929	—	(113,997)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	150	98,000	103,308	—	(5,308)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	129	82,000	88,954	—	(6,954)
Brazilian Real,
Expiring 07/02/20	Citibank, N.A.	BRL	556	106,195	102,173	4,022	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	1,075	186,748	197,714	—	(10,966)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	360	69,000	66,221	2,779	—

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	519	$ 104,761	$ 95,476	$ 9,285	$ —
Expiring 08/04/20	Citibank, N.A.	BRL	562	105,650	103,109	2,541	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,482	282,052	272,122	9,930	—
British Pound,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	434	537,515	538,335	—	(820)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	78	95,000	96,540	—	(1,540)
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	184	133,000	135,899	—	(2,899)
Expiring 07/20/20	Citibank, N.A.	CAD	260	190,000	191,726	—	(1,726)
Expiring 07/20/20	Citibank, N.A.	CAD	153	113,000	112,971	29	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	291	213,000	213,996	—	(996)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	2,016	1,451,907	1,485,114	—	(33,207)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	144	102,014	105,971	—	(3,957)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	171,553	221,644	209,098	12,546	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	737,806	905,395	899,281	6,114	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	95,257	116,000	116,105	—	(105)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	61,884	76,000	75,428	572	—
Colombian Peso,
Expiring 09/16/20	BNP Paribas S.A.	COP	627,579	175,179	165,927	9,252	—
Expiring 09/16/20	Citibank, N.A.	COP	400,213	105,597	105,813	—	(216)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	1,226,420	340,436	324,255	16,181	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	657,264	174,000	173,775	225	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	358,815	95,000	94,868	132	—
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,259	89,000	95,253	—	(6,253)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	2,023	85,000	85,264	—	(264)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	2,686	$ 105,000	$ 113,218	$ —	$ (8,218)
Euro,
Expiring 07/17/20	BNP Paribas S.A.	EUR	132	144,000	148,590	—	(4,590)
Expiring 07/17/20	Citibank, N.A.	EUR	7,674	8,395,740	8,624,604	—	(228,864)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	435	471,300	488,979	—	(17,679)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	225	243,000	253,068	—	(10,068)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	167	189,000	187,144	1,856	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	127	139,000	143,272	—	(4,272)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	94	105,660	106,101	—	(441)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	126	137,800	141,211	—	(3,411)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	125	134,800	139,950	—	(5,150)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	102	111,000	114,995	—	(3,995)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	96	109,000	108,319	681	—
Hungarian Forint,
Expiring 07/17/20	BNP Paribas S.A.	HUF	31,762	97,000	100,754	—	(3,754)
Expiring 07/17/20	Citibank, N.A.	HUF	23,488	74,000	74,509	—	(509)
Expiring 07/17/20	HSBC Bank USA, N.A.	HUF	26,108	85,000	82,818	2,182	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	48,972	149,000	155,349	—	(6,349)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	48,861	158,000	154,995	3,005	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	41,689	129,734	132,244	—	(2,510)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	40,499	122,000	128,470	—	(6,470)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	37,907	123,000	120,249	2,751	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	37,217	117,000	118,059	—	(1,059)
Indian Rupee,
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	13,591	177,000	178,417	—	(1,417)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	25,822	$ 336,000	$ 338,983	$ —	$ (2,983)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	21,031	273,000	276,081	—	(3,081)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	14,247	187,000	187,026	—	(26)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	12,592	164,000	165,302	—	(1,302)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	11,758	154,000	154,353	—	(353)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	9,153	120,000	120,155	—	(155)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	9,140	120,000	119,988	12	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	8,059	105,000	105,792	—	(792)
Indonesian Rupiah,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,368,000	96,000	92,796	3,204	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,338,949	94,000	90,826	3,174	—
Japanese Yen,
Expiring 07/17/20	Citibank, N.A.	JPY	16,867	155,000	156,243	—	(1,243)
Expiring 07/17/20	Citibank, N.A.	JPY	16,478	153,000	152,641	359	—
Expiring 07/17/20	Citibank, N.A.	JPY	14,460	136,000	133,948	2,052	—
Expiring 07/17/20	Citibank, N.A.	JPY	11,301	106,056	104,683	1,373	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	22,213	204,613	205,767	—	(1,154)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	10,477	98,000	97,053	947	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	17,146	158,000	158,825	—	(825)
Mexican Peso,
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,448	104,933	105,420	—	(487)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	2,425	105,650	104,422	1,228	—
New Taiwanese Dollar,
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	6,550	224,000	225,125	—	(1,125)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	8,477	289,000	291,365	—	(2,365)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,918	$ 236,000	$ 237,790	$ —	$ (1,790)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,302	216,000	216,602	—	(602)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	5,981	204,000	205,572	—	(1,572)
New Zealand Dollar,
Expiring 07/20/20	BNP Paribas S.A.	NZD	152	90,000	97,977	—	(7,977)
Expiring 07/20/20	Citibank, N.A.	NZD	216	141,000	139,525	1,475	—
Expiring 07/20/20	Citibank, N.A.	NZD	158	102,000	101,678	322	—
Expiring 07/20/20	Citibank, N.A.	NZD	112	73,000	72,245	755	—
Expiring 07/20/20	HSBC Bank USA, N.A.	NZD	1,181	709,196	762,394	—	(53,198)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	164	100,000	105,736	—	(5,736)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	147	94,000	94,642	—	(642)
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	648	63,000	67,290	—	(4,290)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	934	91,000	97,082	—	(6,082)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	1,702	162,243	176,868	—	(14,625)
Expiring 07/15/20	The Toronto-Dominion Bank	NOK	1,448	149,000	150,434	—	(1,434)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	467	134,960	131,697	3,263	—
Expiring 09/16/20	Citibank, N.A.	PEN	672	192,000	189,603	2,397	—
Expiring 09/16/20	Citibank, N.A.	PEN	649	187,000	183,113	3,887	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	522	148,000	147,116	884	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	663	188,000	186,967	1,033	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	6,909	137,000	138,310	—	(1,310)
Expiring 09/16/20	Citibank, N.A.	PHP	12,372	246,127	247,668	—	(1,541)
Expiring 09/16/20	Citibank, N.A.	PHP	6,472	127,312	129,567	—	(2,255)
Expiring 09/16/20	Citibank, N.A.	PHP	3,540	70,550	70,858	—	(308)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	18,949	378,920	379,339	—	(419)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	6,918	136,444	138,497	—	(2,053)
Polish Zloty,
Expiring 07/17/20	Citibank, N.A.	PLN	466	118,000	117,901	99	—
Expiring 07/17/20	Citibank, N.A.	PLN	433	103,000	109,450	—	(6,450)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	549	$ 131,000	$ 138,689	$ —	$ (7,689)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	472	119,000	119,320	—	(320)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	440	105,000	111,240	—	(6,240)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	401	95,000	101,447	—	(6,447)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	496	119,000	125,254	—	(6,254)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	333	80,000	84,245	—	(4,245)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	311	74,000	78,547	—	(4,547)
Russian Ruble,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	7,436	104,933	103,559	1,374	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	4,821	69,000	67,140	1,860	—
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	8,285	487,109	473,672	13,437	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	1,192	69,000	68,170	830	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	1,771	105,754	101,252	4,502	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	1,026	59,232	58,659	573	—
South Korean Won,
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	204,110	169,000	170,236	—	(1,236)
Swedish Krona,
Expiring 07/15/20	Citibank, N.A.	SEK	1,291	141,000	138,609	2,391	—
Expiring 07/15/20	Citibank, N.A.	SEK	1,007	108,000	108,055	—	(55)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	945	96,000	101,463	—	(5,463)
Swiss Franc,
Expiring 07/15/20	Citibank, N.A.	CHF	214	222,000	225,822	—	(3,822)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	222	228,000	233,907	—	(5,907)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	182	190,000	192,472	—	(2,472)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	157	164,000	165,549	—	(1,549)

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	134	$ 138,000	$ 141,591	$ —	$ (3,591)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	108	112,000	113,594	—	(1,594)
Thai Baht,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,160	101,479	102,220	—	(741)
Turkish Lira,
Expiring 09/16/20	BNP Paribas S.A.	TRY	737	104,000	105,238	—	(1,238)
Expiring 09/16/20	BNP Paribas S.A.	TRY	569	81,000	81,239	—	(239)
Expiring 09/16/20	BNP Paribas S.A.	TRY	477	68,000	68,113	—	(113)
Expiring 09/16/20	Citibank, N.A.	TRY	2,714	388,993	387,627	1,366	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	1,132	162,422	161,653	769	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	886	125,000	126,520	—	(1,520)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	811	115,000	115,813	—	(813)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	761	109,000	108,724	276	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	754	106,056	107,646	—	(1,590)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	709	101,000	101,187	—	(187)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	672	95,000	95,956	—	(956)
				$32,316,657	$32,883,234	137,925	(704,502)
						$357,621	$(834,591)
Cross currency exchange contracts outstanding at June 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/17/20	Buy	EUR	200	CZK	5,427	$ —	$(3,734)	Citibank, N.A.
07/17/20	Buy	GBP	161	JPY	20,932	5,756	—	JPMorgan Chase Bank, N.A.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at June 30, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
07/17/20	Buy	HUF	28,472	EUR	81	$ —	$ (800)	JPMorgan Chase Bank, N.A.
07/17/20	Buy	JPY	23,916	GBP	181	—	(2,153)	JPMorgan Chase Bank, N.A.
						$5,756	$(6,687)
Credit default swap agreements outstanding at June 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	526	*	$(5,216)	$—	$(5,216)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$7,317	$(4,259)	$11,576	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,000	2.453%	$(20,696)	$ 8,002	$(28,698)	Bank of America, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	5.566%	(70,476)	(18,686)	(51,790)	Barclays Bank PLC
					$(91,172)	$(10,684)	$(80,488)
The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Series is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (8)	$ 42,654	$ 42,662
BRL	11,882	01/04/27	6.215%(T)	1 Day BROIS(2)(T)	—	525	525

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	30,350	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ (23)	$ 51,372	$ 51,395
COP	1,141,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	18,792	18,792
COP	1,967,840	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	33,785	33,785
COP	806,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	12,322	12,322
COP	564,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	9,141	9,141
COP	1,216,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	19,466	19,466
EUR	715	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(7,891)	(18,960)	(11,069)
HUF	452,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	50,453	50,453
HUF	123,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	21,062	21,062
NZD	600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	31,930	31,930
	8,960	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(509)	(509)
	9,465	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(34,599)	(34,599)
	9,255	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(56,899)	(56,899)
	115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(5,416)	(5,416)
	900	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(90,774)	(90,774)
	1,890	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(168,150)	(168,150)
	2,423	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(41,674)	(337,215)	(295,541)
ZAR	9,600	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(374)	26,838	27,212
ZAR	12,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(4,326)	34,336	38,662
ZAR	4,300	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	(17)	14,341	14,358
ZAR	6,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(60)	26,530	26,590
ZAR	4,200	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(42)	18,799	18,841
ZAR	10,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	24,466	24,466
ZAR	3,500	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(16)	27,399	27,415
ZAR	8,300	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(178)	91,209	91,387
					$(54,609)	$(157,102)	$(102,493)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	4,200	$70,081	$—	$70,081

PGIM Balanced Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
(1)	On a long total return swap, the Series receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Series makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).